AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Principal Amount	Value
Corporate Bonds and Notes - 26.6%
Financials - 7.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.500%, 01/15/25	$485,000	$464,386
Air Lease Corp. 3.750%, 02/01/22	565,000	573,427
Air Methods Corp. 8.000%, 05/15/25[1,2]	98,000	69,202
Alexandria Real Estate Equities, Inc. 4.000%, 01/15/24	360,000	399,946
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750%, 10/15/27[1]	65,000	69,172
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 07/15/26[1]	100,000	107,125
9.750%, 07/15/27[1]	90,000	100,193
American Tower Corp.
3.600%, 01/15/28	625,000	718,663
4.400%, 02/15/26	1,300,000	1,525,253

AssuredPartners, Inc. 7.000%, 08/15/25[1]	180,000	183,261
Athene Global Funding 3.000%, 07/01/22[1]	470,000	485,445
Avolon Holdings Funding, Ltd. (Ireland) 3.250%, 02/15/27[1]	440,000	374,801
Banco de Credito del Peru (Peru) (3.125% to 07/01/25 then U.S. Treasury Yield Curve CMT 5 year + 3.000%), 3.125%, 07/01/30[1,3,4]	200,000	199,150
Banco de Credito del Peru/Panama (Panama) (6.125% to 04/24/22 then 3 month LIBOR + 7.043%), 6.125%, 04/24/27[3,4]	150,000	160,598
Banco de Reservas de la Republica Dominicana (Dominican Republic)
7.000%, 02/01/23[1]	300,000	301,125
7.000%, 02/01/23	200,000	200,750

Banco Internacional del Peru SAA Interbank (Peru) (6.625% to 03/19/24 then 3 month LIBOR + 5.760%), 6.625%, 03/19/29[3,4]	50,000	54,493
Banco Macro SA (Argentina) (6.750% to 11/04/21 then USD Swap 5 year + 5.463%), 6.750%, 11/04/26[1,3,4]	200,000	177,000
Banco Mercantil del Norte SA/Grand Cayman (Cayman Islands)
(7.500% to 06/27/29 then U.S. Treasury Yield Curve CMT 10 year + 5.470%), 7.500%, 06/27/29[1,3,4,5]	200,000	190,812
	Principal Amount	Value

Banco Mercantil del Norte SA/Grand Cayman (Cayman Islands)
(7.625% to 01/06/28 then U.S. Treasury Yield Curve CMT 10 year + 5.353%), 7.625%, 01/10/28[3,4,5]	$1,200,000	$1,146,000

Banco Santander SA (Spain) (3 month LIBOR + 1.090%), 1.450%, 02/23/23[4]	600,000	604,252
Bancolombia SA (Colombia) (4.625% to 12/18/24 then U.S. Treasury Yield Curve CMT 5 year + 2.944%), 4.625%, 12/18/29[3,4]	300,000	285,750
Bank of America Corp., MTN (3.974% to 02/07/29 then 3 month LIBOR + 1.210%), 3.974%, 02/07/30[3,4]	415,000	488,806
Bank of Montreal (Canada) (3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[3,4]	335,000	372,974
Bank of New Zealand (New Zealand) 3.500%, 02/20/24[1]	510,000	556,129
The Bank of Nova Scotia (Canada)
1.625%, 05/01/23	35,000	36,090
3.400%, 02/11/24	300,000	328,157

Bantrab Senior Trust (Cayman Islands) 9.000%, 11/14/20	150,000	149,252
Barclays PLC (United Kingdom) (3 month LIBOR + 1.380%), 1.766%, 05/16/24[4]	440,000	440,893
BBVA Bancomer SA/Texas (5.350% to 11/12/24 then U.S. Treasury Yield Curve CMT 5 year + 3.000%), 5.350%, 11/12/29[3,4]	400,000	391,040
BDO Unibank, Inc., EMTN (Philippines) 2.950%, 03/06/23	1,000,000	1,032,670
BOC Aviation, Ltd. (Singapore) (3 month LIBOR + 1.125%), 1.409%, 09/26/23[1,4]	500,000	489,653
Boston Properties, LP 3.400%, 06/21/29	445,000	499,019
Capital One Financial Corp. (3 month LIBOR + 0.720%), 0.988%, 01/30/23[4]	134,000	133,786
The Charles Schwab Corp. 3.550%, 02/01/24	485,000	531,941
Citigroup, Inc. (3 month LIBOR + 1.100%), 1.486%, 05/17/24[4]	745,000	750,183
Commonwealth Bank of Australia (Australia) 4.316%, 01/10/48[1]	535,000	674,098
Credit Acceptance Corp. 6.625%, 03/15/26	95,000	100,403
Credit Agricole SA/London (United Kingdom) 3.750%, 04/24/23[1]	545,000	587,832
Credit Suisse Group AG (Switzerland) (3 month LIBOR + 1.240%), 1.558%, 06/12/24[1,4]	430,000	431,530

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 7.8% (continued)

Credito Real SAB de CV (Mexico) 9.500%, 02/07/26[1,2]	$300,000	$295,640
Credito Real SAB de CV SOFOM ER (Mexico) (9.125% to 11/29/22 then U.S. Treasury Yield Curve CMT 5 year + 7.026%), 9.125%, 11/29/22[3,4,5]	800,000	659,008
Crown Castle International Corp.
3.650%, 09/01/27	460,000	528,750
4.000%, 03/01/27	775,000	896,198

DBS Group Holdings, Ltd. (Singapore) (4.520% to 12/11/23 then USD ICE Swap Rate 11:00 am NY 1 + 1.590%), 4.520%, 12/11/28[3,4]	200,000	218,019
DBS Group Holdings, Ltd., GMTN (Singapore) (3.600% to 09/07/21 then USD Swap 5 year + 2.390%), 3.600%, 09/07/21[3,4,5]	679,000	685,087
Discover Financial Services 4.100%, 02/09/27	550,000	610,375
Equinix, Inc. 1.800%, 07/15/27	165,000	169,483
Equitable Holdings, Inc. 3.900%, 04/20/23	450,000	484,624
ESH Hospitality, Inc. 5.250%, 05/01/25[1]	120,000	122,755
Gilex Holding Sarl (Colombia)
8.500%, 05/02/23[1]	200,000	201,729
8.500%, 05/02/23	450,000	453,890

Global Aircraft Leasing Co., Ltd. (Cayman Islands) 6.500%, 09/15/24[1,6]	80,000	50,200
Global Bank Corp. (Panama) 4.500%, 10/20/21[2]	400,000	409,754
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.170%), 1.562%, 05/15/26[4]	610,000	610,971
Grupo Aval, Ltd. (Cayman Islands) 4.750%, 09/26/22	200,000	204,703
HSBC Holdings PLC (United Kingdom) (3 month LIBOR + 1.380%), 1.698%, 09/12/26[4]	750,000	753,857
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250%, 05/15/27	70,000	72,319
Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	400,000	412,694
Interoceanica IV Finance, Ltd. (Cayman Islands) 0.000%, 11/30/25[7]	1,073,364	1,003,829
Iron Mountain, Inc. 4.875%, 09/15/29[1]	105,000	109,489
iStar, Inc. 4.750%, 10/01/24	60,000	59,363
JPMorgan Chase & Co. (2.522% to 04/22/30 then SOFRRATE + 2.040%), 2.522%, 04/22/31[3,4]	300,000	324,282
	Principal Amount	Value

Lions Gate Capital Holdings LLC 6.375%, 02/01/24[1]	$80,000	$81,002
Lloyds Banking Group PLC (United Kingdom) (3.574% to 11/7/27 then 3 month LIBOR + 1.205%), 3.574%, 11/07/28[3,4]	430,000	483,284
Macquarie Group, Ltd. (Australia) (4.150% to 03/27/23 then 3 month LIBOR + 1.330%), 4.150%, 03/27/24[1,3,4]	430,000	463,449
Malayan Banking Bhd (Malaysia) (3.905% to 10/29/21 then USD Swap 5 year + 2.542%), 3.905%, 10/29/26[3,4]	1,000,000	1,023,235
Mexarrend SAPI de CV (Mexico) 10.250%, 07/24/24[1]	500,000	405,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27	95,000	102,986
Mitsubishi UFJ Financial Group, Inc. (Japan) 1.412%, 07/17/25	485,000	496,739
Morgan Stanley (3.591% to 07/22/27 then 3 month LIBOR + 1.340%), 3.591%, 07/22/28[3,4]	410,000	468,956
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27	55,000	59,091
Multibank, Inc. (Panama) 4.375%, 11/09/22	200,000	203,455
National Retail Properties, Inc. 2.500%, 04/15/30	155,000	152,756
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/27[1]	15,000	15,326
8.125%, 07/15/23[1]	115,000	120,187
Navient Corp.
5.000%, 03/15/27	55,000	52,744
6.500%, 06/15/22	175,000	183,313
NFP Corp.
6.875%, 07/15/25[1]	190,000	196,907
6.875%, 08/15/28[8]	55,000	55,344
7.000%, 05/15/25[1]	10,000	10,869

NongHyup Bank (South Korea) 1.250%, 07/20/25[1,8]	200,000	201,333
OneMain Finance Corp.
6.625%, 01/15/28	25,000	28,691
6.875%, 03/15/25	59,000	66,069
7.125%, 03/15/26	5,000	5,868

Operadora de Servicios Mega, S.A. de CV Sofom ER (Mexico) 8.250%, 02/11/25[1]	450,000	395,831
Prudential Financial, Inc. 3.905%, 12/07/47	225,000	272,359
Radiant Access, Ltd. (Virgin Islands, British) 4.600%, 11/18/20[5]	1,100,000	1,099,521

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 7.8% (continued)

Realogy Group LLC / Realogy Co-Issuer Corp. 7.625%, 06/15/25[1]	$30,000	$31,530
Simon Property Group LP 2.450%, 09/13/29	230,000	233,558
SPARC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[1,7]	885,233	856,905
0.000%, 12/05/22[7]	887,770	859,361

Sumitomo Mitsui Financial Group, Inc. (Japan) (3 month LIBOR + 0.740%), 1.013%, 01/17/23[4]	730,000	730,460
Synchrony Financial 3.950%, 12/01/27	495,000	522,652
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.750%, 06/01/25[1,8]	130,000	134,630
Unifin Financiera SAB de CV (Mexico) (8.875% to 01/29/25 then U.S. Treasury Yield Curve CMT 5 year + 6.308%), 8.875%, 01/29/25[3,4,5]	1,600,000	996,016
United Overseas Bank, Ltd., EMTN (Singapore)
(3.500% to 09/16/21 then USD Swap 5 year + 2.236%), 3.500%, 09/16/26[3,4]	1,000,000	1,021,745
(3.875% to 10/19/23 then USD Swap 5 year + 1.794%), 3.875%, 10/19/23[3,4,5]	400,000	405,400
Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 month LIBOR + 1.170%), 2.879%, 10/30/30[3,4]	225,000	244,860
(3.196% to 06/17/26 then 3 month LIBOR + 1.170%), 3.196%, 06/17/27[3,4]	245,000	268,655

WeWork Cos., Inc. 7.875%, 05/01/25[1]	40,000	26,925
Willis North America, Inc. 4.500%, 09/15/28	415,000	499,603

Total Financials		39,198,894
Industrials - 15.2%
AbbVie, Inc. 4.700%, 05/14/45	433,000	568,949
Adani Ports & Special Economic Zone, Ltd. (India) 3.950%, 01/19/22	400,000	407,446
Advanced Drainage Systems, Inc. 5.000%, 09/30/27[1]	75,000	77,517
Air Medical Group Holdings, Inc. 6.375%, 05/15/23[1]	90,000	85,828
Allison Transmission, Inc. 5.000%, 10/01/24[1,2]	209,000	213,673
Altria Group, Inc. 4.800%, 02/14/29	410,000	494,425
American Axle & Manufacturing, Inc. 6.250%, 03/15/26	65,000	65,744
	Principal Amount	Value

Anglo American Capital PLC (United Kingdom) 4.500%, 03/15/28[1]	$415,000	$474,676
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. 4.900%, 02/01/46	100,000	128,649
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48	385,000	477,081
Antero Midstream Partners, LP/Antero Midstream Finance Corp. 5.750%, 03/01/27[1]	59,000	51,721
Anthem, Inc. 2.375%, 01/15/25	255,000	272,983
Apache Corp. 4.375%, 10/15/28[2]	60,000	60,075
Apple, Inc. 4.650%, 02/23/46	375,000	541,510
APT Pipelines, Ltd. (Australia) 4.250%, 07/15/27[1]	1,000,000	1,129,299
Aramark Services, Inc. 6.375%, 05/01/25[1]	80,000	84,606
Arconic Corp.
6.000%, 05/15/25[1]	30,000	32,400
6.125%, 02/15/28[1]	115,000	122,944

Arrow Electronics, Inc. 3.875%, 01/12/28	295,000	322,020
Asbury Automotive Group, Inc.
4.500%, 03/01/28[1]	22,000	22,627
4.750%, 03/01/30[1]	20,000	20,550
Ascend Learning LLC
6.875%, 08/01/25[1]	30,000	30,859
6.875%, 08/01/25[1]	170,000	175,720

ASGN, Inc. 4.625%, 05/15/28[1]	60,000	61,451
AT&T, Inc. 5.250%, 03/01/37	595,000	769,189
Avantor Funding, Inc. 4.625%, 07/15/28[1,2]	40,000	42,362
B&G Foods, Inc.
5.250%, 04/01/25	60,000	62,768
5.250%, 09/15/27	45,000	47,879

Baidu, Inc. (China) 3.425%, 04/07/30	200,000	224,160
Banff Merger Sub, Inc. 9.750%, 09/01/26[1]	30,000	31,796
BAT Capital Corp. 3.462%, 09/06/29	715,000	781,110
Bausch Health Cos., Inc.
5.250%, 01/30/30[1]	80,000	81,790
6.250%, 02/15/29[1]	60,000	63,830
7.000%, 01/15/28[1]	140,000	152,487
Beacon Roofing Supply, Inc.
4.500%, 11/15/26[1]	50,000	51,297

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 15.2% (continued)
Beacon Roofing Supply, Inc.
4.875%, 11/01/25[1]	$120,000	$117,682

Becton Dickinson and Co. 2.894%, 06/06/22	700,000	727,259
Bombardier, Inc. (Canada)
6.000%, 10/15/22[1]	65,000	60,612
7.875%, 04/15/27[1]	45,000	35,961

Boxer Parent Co., Inc. 7.125%, 10/02/25[1]	5,000	5,493
Boyd Gaming Corp. 4.750%, 12/01/27[1]	115,000	110,792
Boyne USA, Inc. 7.250%, 05/01/25[1]	215,000	230,565
Braskem Idesa SAPI (Mexico) 7.450%, 11/15/29[1]	400,000	353,500
Braskem Netherlands Finance, B.V. (Netherlands) (8.500% to 01/23/26 then U.S. Treasury Yield Curve CMT 5 year + 8.220%), 8.500%, 01/23/26[1,3,4]	500,000	506,280
Bristol-Myers Squibb Co. 4.350%, 11/15/47	395,000	552,491
Broadcom, Inc. 3.150%, 11/15/25[1]	380,000	410,219
Builders FirstSource, Inc.
5.000%, 03/01/30[1]	80,000	84,092
6.750%, 06/01/27[1]	36,000	39,706

Burlington Northern Santa Fe LLC 3.050%, 02/15/51	290,000	340,158
BWX Technologies, Inc. 4.125%, 06/30/28[1]	45,000	46,969
BY Crown Parent LLC/BY Bond Finance, Inc. 4.250%, 01/31/26[1]	35,000	36,411
Caesars Resort Collection LLC/CRC Finco Inc. 5.250%, 10/15/25[1]	95,000	85,779
Camelot Finance, S.A. (Luxembourg) 4.500%, 11/01/26[1]	25,000	26,301
Campbell Soup Co. 2.375%, 04/24/30	155,000	164,504
Canacol Energy, Ltd. (Canada) 7.250%, 05/03/25	800,000	808,924
Carnival Corp. 11.500%, 04/01/23[1]	30,000	32,692
Carrier Global Corp. 3.377%, 04/05/40[1]	280,000	303,623
Carvana Co. 8.875%, 10/01/23[1]	40,000	41,700
Castle US Holding Corp. 9.500%, 02/15/28[1]	35,000	32,457
	Principal Amount	Value

Catalent Pharma Solutions, Inc. 5.000%, 07/15/27[1]	$130,000	$138,555
CCL Industries, Inc. (Canada) 3.050%, 06/01/30[1]	220,000	230,719
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 08/15/30[1]	70,000	74,281
4.750%, 03/01/30[1]	150,000	159,844
5.750%, 02/15/26[1]	155,000	162,169

CDK Global, Inc. 5.875%, 06/15/26	45,000	48,194
Cedar Fair LP 5.250%, 07/15/29	110,000	104,103
Cengage Learning, Inc. 9.500%, 06/15/24[1]	70,000	46,105
Cenovus Energy, Inc. (Canada) 5.375%, 07/15/25	55,000	55,130
Century Communities, Inc. 6.750%, 06/01/27	70,000	74,959
CenturyLink, Inc.
4.000%, 02/15/27[1]	70,000	73,207
5.125%, 12/15/26[1]	80,000	84,024

Charles River Laboratories International, Inc. 4.250%, 05/01/28[1]	70,000	74,143
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	415,000	481,424
Cheniere Energy Partners LP
5.250%, 10/01/25	145,000	148,770
5.625%, 10/01/26	80,000	84,636
Cigna Corp.
(3 month LIBOR + 0.890%), 1.165%, 07/15/23[4]	275,000	277,622
4.900%, 12/15/48	295,000	416,519

CK Hutchison International 20, Ltd. (Cayman Islands) 2.500%, 05/08/30[1]	400,000	420,977
Clarios Global LP/Clarios US Finance Co.
6.250%, 05/15/26[1]	85,000	91,120
8.500%, 05/15/27[1]	45,000	47,369
Clean Harbors, Inc.
4.875%, 07/15/27[1]	125,000	132,725
5.125%, 07/15/29[1]	30,000	32,188

Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/24	29,000	26,395
CNOOC Finance 2012, Ltd. (Hong Kong) 3.875%, 05/02/22	400,000	419,723
CNOOC Finance 2013, Ltd. (Hong Kong) 3.000%, 05/09/23	200,000	210,346
CNOOC Finance 2015 USA LLC 3.750%, 05/02/23	590,000	631,092
CNX Midstream Partners LP/CNX Midstream Finance Corp. 6.500%, 03/15/26[1]	100,000	98,106

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 15.2% (continued)

Colt Merger Sub, Inc. 6.250%, 07/01/25[1]	$70,000	$73,385
Comcast Corp.
3.400%, 04/01/30	200,000	235,088
3.950%, 10/15/25	490,000	567,925
Constellation Brands, Inc.
2.875%, 05/01/30	30,000	32,693
3.150%, 08/01/29	210,000	232,889

Constellation Merger Sub, Inc. 8.500%, 09/15/25[1,2]	85,000	71,072
Corning, Inc. 4.375%, 11/15/57	210,000	263,040
Cosan Overseas, Ltd. (Cayman Islands) 8.250%, 11/05/20[5]	1,000,000	1,025,010
Costco Wholesale Corp. 1.750%, 04/20/32	100,000	104,941
CSI Compressco, LP/CSI Compressco Finance, Inc. 7.500%, 04/01/25[1]	130,000	111,424
CSN Islands XII Corp. (Brazil) 7.000%, 09/23/20[5]	750,000	614,471
CSX Corp. 3.800%, 11/01/46	505,000	632,391
CVS Health Corp. 5.050%, 03/25/48	195,000	269,108
Dana Financing Luxembourg Sarl (Luxembourg) 5.750%, 04/15/25[1]	70,000	73,230
Dana, Inc. 5.375%, 11/15/27	25,000	26,413
DaVita, Inc. 4.625%, 06/01/30[1]	40,000	42,587
Dealer Tire LLC/DT Issuer LLC 8.000%, 02/01/28[1]	25,000	24,625
Delek & Avner Tamar Bond, Ltd. (Israel) 5.082%, 12/30/23[1]	100,000	99,062
Delek & Avner Tamar Bond, Ltd. (Israel) 5.412%, 12/30/25[1]	300,000	296,075
Delta Air Lines, Inc. 7.000%, 05/01/25[1]	25,000	26,746
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/26[1]	90,000	69,524
Diamondback Energy, Inc. 2.875%, 12/01/24	135,000	137,340
Digicel Group 0.5, Ltd. (Jamaica)
7.000%, 08/17/20[1,5,6]	245,060	33,083
8.000%, 04/01/25[1,6]	163,913	56,550

DISH DBS Corp. 5.875%, 11/15/24	75,000	78,312
	Principal Amount	Value

The Dun & Bradstreet Corp.
6.875%, 08/15/26[1]	$55,000	$60,191
10.250%, 02/15/27[1]	24,000	27,306

DuPont de Nemours, Inc. 5.419%, 11/15/48	175,000	246,593
Eli Lilly and Co. 2.250%, 05/15/50	550,000	565,338
Embarq Corp. 7.995%, 06/01/36	75,000	88,066
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.000%, 01/25/47[1]	1,150,000	1,425,189
ENA Norte Trust (Panama) 4.950%, 04/25/23	897,837	893,357
Enable Midstream Partners LP 4.400%, 03/15/27	180,000	170,707
Encompass Health Corp.
4.500%, 02/01/28	35,000	36,634
4.750%, 02/01/30	10,000	10,583

Endeavor Energy Resources LP / EER Finance, Inc. 6.625%, 07/15/25[1]	40,000	42,088
Energizer Holdings, Inc. 7.750%, 01/15/27[1]	75,000	83,424
Energy Transfer LP
4.200%, 04/15/27	30,000	31,401
4.750%, 01/15/26	490,000	532,003

Envision Healthcare Corp. 8.750%, 10/15/26[1]	50,000	20,178
EOG Resources, Inc. 4.375%, 04/15/30	95,000	115,851
EQM Midstream Partners LP 6.500%, 07/01/27[1]	20,000	22,080
EQT Corp. 7.875%, 02/01/25[2,4]	60,000	66,234
Exelon Corp. 3.400%, 04/15/26	1,000,000	1,133,154
Expedia, Inc. 3.800%, 02/15/28	280,000	277,417
Exterran Energy Solutions, LP/EES Finance Corp 8.125%, 05/01/25	95,000	80,859
Extraction Oil & Gas, Inc. 5.625%, 02/01/26[1,9]	45,000	9,610
Exxon Mobil Corp.
2.610%, 10/15/30	225,000	248,479
4.227%, 03/19/40	210,000	270,152

Falabella (Chile) 3.750%, 04/30/23	300,000	311,390
FedEx Corp. 4.750%, 11/15/45	195,000	243,315

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 15.2% (continued)

Fermaca Enterprises S de RL de CV (Mexico) 6.375%, 03/30/38[1]	$215,442	$232,677
Fideicomiso PA Pacifico Tres (Colombia) 8.250%, 01/15/35	200,000	228,000
Flex Acquisition Co, Inc. 6.875%, 01/15/25[1]	125,000	127,264
Ford Motor Co.
7.450%, 07/16/31	80,000	94,974
9.000%, 04/22/25	35,000	41,283
Ford Motor Credit Co. LLC, GMTN
4.389%, 01/08/26	200,000	205,718
5.750%, 02/01/21	200,000	203,250

Foresight Energy LLC/Foresight Energy Finance Corp. 11.500%, 04/01/23[9]	180,000	468
Frontdoor, Inc. 6.750%, 08/15/26[1]	150,000	162,346
Frontier Communications Corp.
7.125%, 01/15/23[9]	55,000	17,634
8.000%, 04/01/27[1,9]	55,000	57,017
8.500%, 04/15/20[9]	30,000	9,502
8.500%, 04/01/26[1,9]	45,000	44,370

FTS International, Inc. 6.250%, 05/01/22	62,000	18,135
Garda World Security Corp. (Canada) 4.625%, 02/15/27[1]	125,000	128,818
Gates Global LLC/Gates Corp. 6.250%, 01/15/26[1]	80,000	83,934
General Electric Co., MTN 5.875%, 01/14/38	245,000	290,705
General Motors Co. (3 month LIBOR + 0.800%), 1.274%, 08/07/20[4]	110,000	110,004
General Motors Financial Co, Inc. (3 month LIBOR + 0.990%), 1.294%, 01/05/23[4]	690,000	673,319
Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24[1]	220,000	235,423
Geopark, Ltd. (Chile) 6.500%, 09/21/24[2]	1,400,000	1,323,014
GFL Environmental, Inc. (Canada)
5.125%, 12/15/26[1]	95,000	100,994
8.500%, 05/01/27[1]	33,000	37,046

Globo Comunicacao e Participacoes, S.A. (Brazil) 4.875%, 01/22/30[1]	200,000	198,200
GNL Quintero SA (Chile) 4.634%, 07/31/29	250,000	270,265
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875%, 05/01/24[1]	90,000	83,250
Golden Entertainment, Inc. 7.625%, 04/15/26[1]	65,000	56,743
	Principal Amount	Value

Golden Nugget, Inc.
6.750%, 10/15/24[1]	$120,000	$84,150
8.750%, 10/01/25[1]	30,000	15,788

Gran Tierra Energy International Holdings, Ltd. (Cayman Islands) 6.250%, 02/15/25	1,126,000	506,362
Gran Tierra Energy, Inc. (Canada) 7.750%, 05/23/27[1]	200,000	96,125
Gray Television, Inc.
5.125%, 10/15/24[1]	55,000	56,644
7.000%, 05/15/27[1]	90,000	98,563

Griffon Corp. 5.750%, 03/01/28	75,000	78,562
GrubHub Holdings, Inc. 5.500%, 07/01/27[1]	45,000	47,025
Grupo Idesa, S.A. de CVPIK (Mexico) 10.125%, 05/22/26[1,6]	404,000	223,210
GTT Communications, Inc. 7.875%, 12/31/24[1]	60,000	34,088
Gulfport Energy Corp. 6.375%, 05/15/25	100,000	48,364
GW Honos Security Corp. (Canada) 8.750%, 05/15/25[1]	95,000	98,146
Halliburton Co. 2.920%, 03/01/30[2]	240,000	240,857
Hasbro, Inc. 3.500%, 09/15/27	360,000	379,018
HCA, Inc. 4.125%, 06/15/29	230,000	269,462
Health Care Service Corp A Mutual Legal Reserve Co. 3.200%, 06/01/50[1]	70,000	77,120
Hess Midstream Operations LP
5.125%, 06/15/28[1]	40,000	40,538
5.625%, 02/15/26[1]	85,000	88,363

Hexion, Inc. 7.875%, 07/15/27[1]	55,000	54,039
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500%, 06/01/26[1]	90,000	85,862
Hilcorp Energy I, LP/Hilcorp Finance Co. 6.250%, 11/01/28[1]	105,000	96,843
Hill-Rom Holdings, Inc. 4.375%, 09/15/27[1]	60,000	63,626
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25[1]	5,000	5,233
5.750%, 05/01/28[1]	5,000	5,359

The Home Depot, Inc. 3.900%, 06/15/47	190,000	246,984
Horizon Therapeutics USA, Inc. 5.500%, 08/01/27[1]	200,000	216,338

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 15.2% (continued)

Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru) 6.375%, 06/01/28	$300,000	$297,150
Hyundai Capital America 2.650%, 02/10/25[1]	465,000	476,789
IAA, Inc. 5.500%, 06/15/27[1]	115,000	122,834
iHeartCommunications, Inc.
5.250%, 08/15/27[1]	60,000	60,701
8.375%, 05/01/27	15,000	14,915

Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000%, 07/01/28[1]	55,000	59,056
Imperial Brands Finance PLC (United Kingdom) 3.500%, 07/26/26[1]	290,000	317,418
Indian Oil Corp., Ltd. (India) 5.750%, 08/01/23	300,000	327,057
Indigo Natural Resources LLC 6.875%, 02/15/26[1]	55,000	53,176
Installed Building Products, Inc. 5.750%, 02/01/28[1]	85,000	89,765
Intelsat Jackson Holdings SA (Luxembourg)
5.500%, 08/01/23[9]	85,000	53,446
8.500%, 10/15/24[1,9]	80,000	53,000

The Interpublic Group of Cos, Inc. 5.400%, 10/01/48	350,000	427,280
IRB Holding Corp.
6.750%, 02/15/26[1]	110,000	110,825
7.000%, 06/15/25[1]	45,000	49,022

Jaguar Holding Co. II / PPD Development LP 5.000%, 06/15/28[1]	35,000	37,319
JBS USA LUX, S.A./JBS USA Finance, Inc.
5.750%, 06/15/25[1]	15,000	15,431
5.875%, 07/15/24[1]	25,000	25,555
JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.500%, 01/15/30[1]	35,000	38,640
6.500%, 04/15/29[1]	65,000	73,763

JD.com, Inc. (China) 3.375%, 01/14/30	700,000	773,530
Jeld-Wen, Inc. 4.625%, 12/15/25[1]	115,000	116,569
John Deere Capital Corp., MTN 3.450%, 01/10/24	210,000	230,682
JSL Europe, S.A. (Luxembourg) 7.750%, 07/26/24[2]	200,000	201,000
KAR Auction Services, Inc. 5.125%, 06/01/25[1]	160,000	161,000
The Kenan Advantage Group Inc. 7.875%, 07/31/23[1,2]	15,000	13,705
Keurig Dr Pepper, Inc. 3.800%, 05/01/50	75,000	93,159
	Principal Amount	Value

Kinder Morgan Energy Partners L.P., MTN 6.950%, 01/15/38	$355,000	$495,217
Kraft Heinz Foods Co.
5.000%, 07/15/35	80,000	93,807
5.200%, 07/15/45	225,000	256,959

Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.000%, 04/15/25[1,2]	85,000	88,273
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25[1]	90,000	95,278
The Kroger Co. 3.400%, 04/15/22	510,000	530,829
Kronos Acquisition Holdings, Inc. (Canada) 9.000%, 08/15/23[1]	80,000	81,600
Lam Research Corp 2.875%, 06/15/50	250,000	286,040
Latam Finance, Ltd. (Cayman Islands)
6.875%, 04/11/24[9]	500,000	173,755
7.000%, 03/01/26[1,9]	500,000	175,000
LifePoint Health, Inc.
4.375%, 02/15/27[1]	80,000	81,953
6.750%, 04/15/25[1]	40,000	43,200
Live Nation Entertainment, Inc.
5.625%, 03/15/26[1]	180,000	171,677
6.500%, 05/15/27[1]	35,000	37,670

Lockheed Martin Corp. 4.700%, 05/15/46	344,000	503,985
LTF Merger Sub, Inc. 8.500%, 06/15/23[1]	120,000	102,137
M/I Homes, Inc. 4.950%, 02/01/28	70,000	72,144
Marathon Petroleum Corp. 5.125%, 12/15/26	410,000	484,901
Marriott Ownership Resorts, Inc./ILG LLC 6.500%, 09/15/26	125,000	128,340
Marvell Technology Group, Ltd. 4.200%, 06/22/23	440,000	476,406
Masonite International Corp. 5.750%, 09/15/26[1]	145,000	152,459
Match Group Holdings II LLC 4.625%, 06/01/28[1]	30,000	31,751
Mattamy Group Corp. (Canada) 4.625%, 03/01/30[1]	75,000	76,254
McDonald's Corp.
3.600%, 07/01/30	230,000	270,330
4.450%, 03/01/47	245,000	319,735

Medco Bell Pte, Ltd. (Singapore) 6.375%, 01/30/27[1]	200,000	183,677
MEG Energy Corp. (Canada) 7.125%, 02/01/27[1]	120,000	107,100

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 15.2% (continued)

MEGlobal Canada ULC (Canada) 5.000%, 05/18/25[1]	$500,000	$548,798
Merck & Co., Inc. 3.400%, 03/07/29	445,000	526,179
MGM Resorts International
5.750%, 06/15/25	46,000	47,638
6.750%, 05/01/25	80,000	83,326

Micron Technology, Inc. 2.497%, 04/24/23	180,000	188,064
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[1]	80,000	83,000
Molina Healthcare, Inc. 4.375%, 06/15/28[1]	25,000	26,588
Mondelez International, Inc.
1.500%, 05/04/25	175,000	181,425
2.125%, 04/13/23	75,000	78,262

Moss Creek Resources Holdings, Inc. 7.500%, 01/15/26[1]	80,000	46,885
MPH Acquisition Holdings LLC 7.125%, 06/01/24[1,2]	90,000	92,475
MSCI, Inc. 3.625%, 09/01/30[1]	20,000	21,134
Murphy Oil USA, Inc. 4.750%, 09/15/29	55,000	58,272
Nabors Industries, Ltd. 7.250%, 01/15/26[1]	60,000	38,044
NCL Corp., Ltd. 3.625%, 12/15/24[1]	90,000	59,650
NetApp, Inc. 1.875%, 06/22/25	255,000	264,817
Newell Brands, Inc. 4.875%, 06/01/25[2]	30,000	32,663
Nexstar Broadcasting, Inc. 5.625%, 07/15/27[1]	60,000	64,312
NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 04/15/26	50,000	34,617
Nordstrom, Inc. 8.750%, 05/15/25[1]	20,000	21,912
Northrop Grumman Corp. 5.150%, 05/01/40	335,000	480,017
Novelis Corp. 4.750%, 01/30/30[1]	40,000	41,815
NuStar Logistics LP 6.000%, 06/01/26	100,000	102,671
Nutrien, Ltd. (Canada) 4.200%, 04/01/29	425,000	508,142
	Principal Amount	Value

NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands) 3.875%, 06/18/26[1]	$190,000	$214,558
OAS Finance, Ltd. (Virgin Islands, British)
(U.S. Treasury Yield Curve CMT 5 year + 8.186%), 8.875%, 08/31/20[1,5,9,10]	400,000	3,000
(U.S. Treasury Yield Curve CMT 5 year + 8.186%), 8.875%, 08/31/20[5,9,10]	600,000	4,500
Oasis Petroleum, Inc.
6.250%, 05/01/26[1]	65,000	11,743
6.875%, 03/15/22	95,000	17,905
Occidental Petroleum Corp.
2.700%, 08/15/22	75,000	72,540
3.500%, 08/15/29	135,000	120,200
8.000%, 07/15/25[2]	40,000	43,800

Oleoducto Central, S.A. (Colombia) 4.000%, 05/07/21	200,000	204,245
ONEOK, Inc. 3.400%, 09/01/29	150,000	146,570
ONGC Videsh, Ltd. (India) 3.750%, 05/07/23	200,000	206,842
Ooredoo International Finance, Ltd. (Bermuda) 3.250%, 02/21/23	600,000	630,360
Oracle Corp. 3.850%, 04/01/60	315,000	395,519
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics, S.A.
7.250%, 02/01/28[1]	75,000	78,609
7.375%, 06/01/25[1]	10,000	10,669

Owens Corning 4.400%, 01/30/48	295,000	323,667
Packaging Corp of America 3.400%, 12/15/27	225,000	255,110
Par Petroleum LLC/Petroleum Finance Corp. 7.750%, 12/15/25[1]	160,000	137,783
Parkland Corp. (Canada) 5.875%, 07/15/27[1]	95,000	100,920
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/27[1]	110,000	115,431
PBF Holding Co. LLC/PBF Finance Corp. 6.000%, 02/15/28[1]	45,000	36,309
Peabody Energy Corp. 6.000%, 03/31/22[1,2]	80,000	52,650
Penn National Gaming, Inc. 5.625%, 01/15/27[1,2]	120,000	118,587
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[1]	245,000	270,814
Performance Food Group, Inc. 5.500%, 10/15/27[1]	115,000	118,948
Peru LNG Srl (Peru) 5.375%, 03/22/30	600,000	464,886

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 15.2% (continued)
PetSmart, Inc.
5.875%, 06/01/25[1]	$61,000	$62,677
7.125%, 03/15/23[1]	110,000	111,244

Pilgrim's Pride Corp. 5.875%, 09/30/27[1]	70,000	74,112
Polaris Intermediate Corp., PIK 8.500%, 12/01/22[1,2,6]	115,000	117,126
POSCO (South Korea)
2.375%, 11/12/22	200,000	204,941
2.375%, 01/17/23	200,000	205,137
Post Holdings, Inc.
4.625%, 04/15/30[1]	100,000	105,375
5.500%, 12/15/29[1]	25,000	27,468

Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%, 01/15/28[1]	60,000	62,641
PSA Treasury Pte Ltd. 2.125%, 09/05/29	400,000	418,017
PTTEP Treasury Center Co., Ltd. (Thailand) 2.587%, 06/10/27[1]	200,000	207,976
QEP Resources, Inc.
5.250%, 05/01/23	75,000	52,547
5.625%, 03/01/26	75,000	43,924

Radiology Partners, Inc. 9.250%, 02/01/28[1]	85,000	85,637
Rattler Midstream LP 5.625%, 07/15/25[1]	45,000	47,578
RELX Capital, Inc. 3.000%, 05/22/30	40,000	44,517
Resideo Funding, Inc. 6.125%, 11/01/26[1,2]	135,000	138,126
Riverbed Technology, Inc. 8.875%, 03/01/23[1]	55,000	33,963
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	210,000	240,428
Sabre GLBL, Inc. 9.250%, 04/15/25[1]	25,000	27,578
SBA Tower Trust 3.168%, 04/11/22[1]	400,000	406,956
Schweitzer-Mauduit International, Inc. 6.875%, 10/01/26[1]	90,000	95,867
Science Applications International Corp. 4.875%, 04/01/28[1]	35,000	36,723
Scientific Games International, Inc.
5.000%, 10/15/25[1]	115,000	114,267
8.250%, 03/15/26[1]	45,000	45,148

The Scotts Miracle-Gro Co. 4.500%, 10/15/29	85,000	90,262
Scripps Escrow, Inc. 5.875%, 07/15/27[1]	60,000	60,375
	Principal Amount	Value

Select Medical Corp. 6.250%, 08/15/26[1]	$175,000	$188,832
Shire Acquisitions Investments (Ireland) 2.875%, 09/23/23	435,000	463,544
Silgan Holdings, Inc. 4.125%, 02/01/28	110,000	113,025
Sinopec Group Overseas Development 2018, Ltd. (China) 2.700%, 05/13/30[1]	1,100,000	1,180,600
Six Flags Entertainment Corp. 4.875%, 07/31/24[1]	125,000	118,929
Six Flags Theme Parks, Inc. 7.000%, 07/01/25[1,2]	45,000	48,393
Smithfield Foods, Inc. 4.250%, 02/01/27[1]	455,000	474,640
Sociedad Quimica y Minera de Chile SA (Chile) 4.375%, 01/28/25	200,000	216,729
Southwest Airlines Co. 4.750%, 05/04/23	260,000	273,021
Spectrum Brands, Inc. 5.000%, 10/01/29[1]	75,000	77,517
Staples, Inc.
7.500%, 04/15/26[1]	65,000	57,140
10.750%, 04/15/27[1]	25,000	15,922

Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands) 7.000%, 07/15/26[1]	135,000	145,986
Stevens Holding Co, Inc. 6.125%, 10/01/26[1]	110,000	118,092
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25[1]	175,000	161,545
Sunoco Logistics Partners Operations LP 3.900%, 07/15/26	1,000,000	1,036,425
Sunoco LP/Sunoco Finance Corp.
5.500%, 02/15/26	120,000	123,427
6.000%, 04/15/27	60,000	63,437

Sydney Airport Finance Co. Pty, Ltd. (Australia) 3.375%, 04/30/25[1]	990,000	1,073,635
Syngenta Finance, N.V. (Netherlands) 5.676%, 04/24/48	600,000	653,149
Sysco Corp. 3.300%, 02/15/50	420,000	408,651
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.875%, 04/15/26	105,000	111,789
6.500%, 07/15/27	60,000	64,350

Target Corp. 3.375%, 04/15/29	470,000	553,491
Tecnoglass, Inc. (Colombia) 8.200%, 01/31/22	200,000	200,797

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 15.2% (continued)
Telesat Canada/Telesat LLC (Canada)
4.875%, 06/01/27[1]	$75,000	$76,359
6.500%, 10/15/27[1]	60,000	61,752

Tempur Sealy International Inc. 5.500%, 06/15/26	194,000	203,200
Tencent Holdings, Ltd. (China) 2.390%, 06/03/30[1]	700,000	730,036
Tenet Healthcare Corp.
4.875%, 01/01/26[1]	110,000	115,203
5.125%, 11/01/27[1]	45,000	47,943
6.250%, 02/01/27[1]	120,000	127,633
7.000%, 08/01/25[2]	110,000	113,838

Terrier Media Buyer, Inc. 8.875%, 12/15/27[1]	30,000	30,806
Tervita Corp. (Canada) 7.625%, 12/01/21[1]	105,000	83,246
Texas Instruments, Inc. 1.750%, 05/04/30	140,000	147,213
The Hillman Group, Inc. 6.375%, 07/15/22[1]	25,000	24,588
Titan Acquisition, Ltd. / Titan Co-Borrower LLC (Canada) 7.750%, 04/15/26[1]	30,000	29,712
T-Mobile USA, Inc.
1.500%, 02/15/26[1]	55,000	55,788
3.500%, 04/15/25[1]	245,000	270,923
TransDigm, Inc.
5.500%, 11/15/27	70,000	66,549
6.250%, 03/15/26[1]	120,000	126,751
6.375%, 06/15/26	90,000	88,441
8.000%, 12/15/25[1]	20,000	21,770

Transocean Poseidon, Ltd. (Cayman Islands) 6.875%, 02/01/27[1]	105,000	96,337
Transocean Proteus, Ltd. (Cayman Islands) 6.250%, 12/01/24[1]	91,000	86,450
Transocean, Inc. 8.000%, 02/01/27[1]	60,000	30,131
Trident TPI Holdings, Inc. 6.625%, 11/01/25[1]	80,000	78,892
Triumph Group, Inc.
6.250%, 09/15/24[1]	35,000	30,957
7.750%, 08/15/25	53,000	34,601

Twin River Worldwide Holdings, Inc. 6.750%, 06/01/27[1]	135,000	131,768
Uber Technologies, Inc.
7.500%, 09/15/27[1]	40,000	42,050
8.000%, 11/01/26[1]	75,000	78,791

United Rentals North America Inc. 3.875%, 02/15/31	10,000	10,000
United Rentals North America, Inc.
5.250%, 01/15/30	20,000	21,938
	Principal Amount	Value

United Rentals North America, Inc.
6.500%, 12/15/26	$70,000	$77,799

Univision Communications, Inc. 6.625%, 06/01/27[1]	55,000	55,301
Upjohn, Inc. 1.650%, 06/22/25[1]	150,000	154,436
UPL Corp, Ltd. (Mauritius) 3.250%, 10/13/21	1,100,000	1,108,216
US Foods, Inc. 6.250%, 04/15/25[1]	5,000	5,369
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/27	120,000	122,878
Vedanta Resources Finance II PLC (United Kingdom) 9.250%, 04/23/26[1]	200,000	141,500
Vedanta Resources PLC (India) 6.125%, 08/09/24	1,800,000	1,184,560
Verizon Communications, Inc. 4.400%, 11/01/34	425,000	548,869
Verscend Escrow Corp. 9.750%, 08/15/26[1]	148,000	164,297
Vertical US Newco, Inc. 5.250%, 07/15/27[1]	200,000	212,500
ViaSat, Inc. 6.500%, 07/15/28[1]	55,000	56,586
Viking Cruises, Ltd.
5.875%, 09/15/27[1]	150,000	98,906
13.000%, 05/15/25[1]	25,000	27,304

Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750%, 04/15/23[1]	30,000	17,175
Viper Energy Partners LP 5.375%, 11/01/27[1]	75,000	78,127
Vizient, Inc. 6.250%, 05/15/27[1]	70,000	74,799
Volkswagen Group of America Finance LLC 4.250%, 11/13/23[1]	245,000	270,856
Waste Pro USA, Inc. 5.500%, 02/15/26[1]	75,000	76,343
Weatherford International, Ltd. (Bermuda) 11.000%, 12/01/24[1]	4,000	2,900
West Street Merger Sub, Inc. 6.375%, 09/01/25[1]	95,000	96,662
Western Midstream Operating LP
4.100%, 02/01/25[4,11]	70,000	69,943
5.050%, 02/01/30[4,11]	75,000	76,047

Whiting Petroleum Corp. 6.625%, 01/15/26[9]	145,000	25,270
The William Carter Co. 5.625%, 03/15/27[1]	100,000	106,790

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 15.2% (continued)

Wolverine Escrow LLC 9.000%, 11/15/26[1]	$50,000	$36,500
WPX Energy, Inc.
4.500%, 01/15/30[2]	40,000	37,314
5.250%, 10/15/27	85,000	83,975
5.875%, 06/15/28[2]	50,000	51,282

WRKCo, Inc. 3.750%, 03/15/25	430,000	482,071
Xilinx, Inc. 2.375%, 06/01/30	295,000	320,183
Yum! Brands, Inc.
4.750%, 01/15/30[1]	75,000	81,579
7.750%, 04/01/25[1]	35,000	39,353
Zayo Group Holdings, Inc.
4.000%, 03/01/27[1]	85,000	85,299
6.125%, 03/01/28[1]	35,000	36,154

Total Industrials		76,604,261
Utilities - 3.6%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Netherlands) 7.950%, 05/11/26	200,000	206,750
AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands) 7.950%, 05/11/26[1]	1,000,000	1,033,750
AES Gener SA (Chile)
(6.350% to 04/07/25 then U.S. Treasury Yield Curve CMT 5 year + 4.917%), 6.350%, 10/07/79[1,3,4]	200,000	196,565
(7.125% to 07/06/24 then USD Swap 5 year + 4.644%), 7.125%, 03/26/79[1,3,4]	900,000	917,307
(7.125% to 07/06/24 then USD Swap 5 year + 4.644%), 7.125%, 03/26/79[3,4]	300,000	305,797

American Electric Power Co, Inc. Series F 2.950%, 12/15/22	1,300,000	1,364,403
American Water Capital Corp. 3.400%, 03/01/25	775,000	868,998
Arizona Public Service Co. 3.350%, 05/15/50	175,000	205,433
The Brooklyn Union Gas Co. 4.487%, 03/04/49[1]	390,000	530,652
Calpine Corp.
4.500%, 02/15/28[1]	55,000	56,880
4.625%, 02/01/29[1,8]	20,000	20,250
5.125%, 03/15/28[1]	35,000	36,406

Clearway Energy Operating LLC 4.750%, 03/15/28[1]	75,000	80,227
Cometa Energia SA de CV (Mexico) 6.375%, 04/24/35	285,000	301,757
	Principal Amount	Value

DTE Energy Co. 2.950%, 03/01/30	$1,000,000	$1,076,842
Duke Energy Corp. 3.950%, 08/15/47	350,000	447,627
Duke Energy Progress LLC 4.150%, 12/01/44	290,000	385,961
Duquesne Light Holdings, Inc. 3.616%, 08/01/27[1]	1,000,000	1,069,892
The East Ohio Gas Co. 3.000%, 06/15/50[1]	275,000	305,473
Empresa Electrica Angamos SA (Chile) 4.875%, 05/25/29	305,175	325,793
Empresa Electrica Guacolda SA (Chile) 4.560%, 04/30/25	800,000	661,256
Engie Energia Chile SA (Chile) 4.500%, 01/29/25	550,000	605,515
Entergy Corp. 2.800%, 06/15/30	145,000	160,926
Essential Utilities, Inc. 2.704%, 04/15/30	305,000	333,794
FirstEnergy Corp. Series B 2.250%, 09/01/30	75,000	74,484
Georgia Power Co. Series A 2.200%, 09/15/24	440,000	466,145
ITC Holdings Corp. 3.250%, 06/30/26	1,000,000	1,117,442
Korea East-West Power Co., Ltd. (South Korea) 1.750%, 05/06/25[1]	200,000	207,532
LLPL Capital Pte, Ltd. (Singapore) 6.875%, 02/04/39[1]	192,260	220,002
Minejesa Capital BV (Netherlands) 5.625%, 08/10/37	200,000	213,859
Monongahela Power Co. 5.400%, 12/15/43[1]	165,000	240,214
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30	1,000,000	1,079,293
3.550%, 05/01/27	200,000	232,375

NiSource, Inc. 3.600%, 05/01/30	150,000	177,035
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	425,000	505,869
Pampa Energia SA (Argentina)
7.500%, 01/24/27	550,000	473,839
9.125%, 04/15/29	150,000	129,534

PG&E Corp. 5.000%, 07/01/28	30,000	30,908
Pinnacle West Capital Corp. 1.300%, 06/15/25	255,000	261,590

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Utilities - 3.6% (continued)

PSEG Power LLC 3.850%, 06/01/23	$340,000	$368,853
Stoneway Capital Corp. (Argentina) 10.000%, 03/01/27[9]	797,024	265,011
Superior Plus LP/Superior General Partner, Inc. (Canada) 7.000%, 07/15/26[1]	170,000	180,380
Talen Energy Supply LLC 6.625%, 01/15/28[1]	65,000	65,459
Transelec SA (Chile) 4.625%, 07/26/23[1]	300,000	320,968

Total Utilities		18,129,046

Total Corporate Bonds and Notes (Cost $131,443,091)		133,932,201
Asset-Backed Securities - 9.8%
AASET US, Ltd. Series 2018-1A, Class A 3.844%, 01/16/38[1]	513,749	461,828
Adams Mill CLO, Ltd. Series 2014-1A, Class D1 (3 month LIBOR + 3.500%), 3.775%, 07/15/26[1,4]	250,000	237,602
AIMCO CLO Series Series 2018-AA, Class D (3 month LIBOR + 2.550%), 2.823%, 04/17/31[1,4]	500,000	455,041
ALM VII R, Ltd. Series 2013-7RA, Class CR (3 month LIBOR + 4.040%), 4.315%, 10/15/28[1,4]	1,000,000	982,833
Apidos CLO XII Series 2013-12A, Class DR (3 month LIBOR + 2.600%), 2.875%, 04/15/31[1,4]	500,000	439,141
Atrium IX Series 9A, Class DR (3 month LIBOR + 3.600%), 3.971%, 05/28/30[1,4]	1,000,000	966,811
Babson CLO, Ltd.
Series 2015-2A, Class DR (3 month LIBOR + 2.950%), 3.222%, 10/20/30[1,4]	500,000	463,833
Series 2015-IA, Class DR (3 month LIBOR + 2.600%), 2.872%, 01/20/31[1,4]	500,000	444,755
Barings CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 3.600%), 3.872%, 07/18/29[1,4]	1,000,000	988,718
Series 2018-1A, Class C (3 month LIBOR + 2.600%), 2.875%, 04/15/31[1,4]	350,000	307,537
Series 2018-3A, Class D (3 month LIBOR + 2.900%), 3.172%, 07/20/29[1,4]	500,000	452,878
	Principal Amount	Value

Barings CLO, Ltd.
Series 2019-1A, Class D (3 month LIBOR + 3.850%), 4.125%, 04/15/31[1,4]	$500,000	$492,653
Series 2019-2A, Class C (3 month LIBOR + 3.850%), 4.125%, 04/15/31[1,4]	500,000	481,339

Beechwood Park CLO, Ltd. Series 2019-1A, Class D1 (3 month LIBOR + 4.100%), 4.373%, 01/17/33[1,4]	1,000,000	992,044
Blackbird Capital Aircraft Lease Securitization, Ltd. Series 2016-1A, Class B 5.682%, 12/16/41[1,4,11]	802,083	509,387
BlueMountain CLO, Ltd. Series 2013-1A, Class CR (3 month LIBOR + 4.150%), 4.422%, 01/20/29[1,4]	1,000,000	887,500
CAL Funding Series 2018-1A, Class A 3.960%, 02/25/43[1]	568,750	572,732
Canyon Capital CLO, Ltd.
Series 2014-1A, Class CR (3 month LIBOR + 2.750%), 3.018%, 01/30/31[1,4]	500,000	438,021
Series 2017-1A, Class D (3 month LIBOR + 3.600%), 3.875%, 07/15/30[1,4]	500,000	483,724

Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.967%, 04/15/39[1]	428,011	377,093
CBAM, Ltd. Series 2019-10A, Class B (3 month LIBOR + 2.050%), 2.322%, 04/20/32[1,4]	500,000	491,656
CLI Funding V LLC Series 2013-2A, 3.220%, 06/18/28[1]	413,850	412,953
CLI Funding VI LLC Series 2019-1A, Class A 3.710%, 05/18/44[1]	442,209	446,092
Cook Park CLO Series 2018-1A, Class D (3 month LIBOR + 2.600%), 2.873%, 04/17/30[1,4]	750,000	672,626
Dorchester Park CLO DAC Series 2015-1A, Class ER (3 month LIBOR + 5.000%), 5.272%, 04/20/28[1,4]	500,000	435,184
Dryden 40 Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%), 3.492%, 08/15/31[1,4]	500,000	469,910
Dryden 43 Senior Loan Fund Series 2016-43A, Class DRR (3 month LIBOR + 3.550%), 3.822%, 07/20/29[1,4]	500,000	483,373

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities - 9.8% (continued)

Dryden 57 CLO, Ltd. Series 2018-57A, Class D (3 month LIBOR + 2.550%), 2.942%, 05/15/31[1,4]	$500,000	$444,181
Elmwood CLO II, Ltd. Series 2019-2A, Class B (3 month LIBOR + 2.100%), 2.372%, 04/20/31[1,4]	500,000	496,927
GAIA Aviation, Ltd. Series 2019-1, Class A 3.967%, 12/15/44[1,4,11]	424,431	367,776
Gilbert Park CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 2.950%), 3.225%, 10/15/30[1,4]	500,000	469,718
Series 2017-1A, Class E (3 month LIBOR + 6.400%), 6.675%, 10/15/30[1,4]	1,000,000	915,443

Global SC Finance II SRL Series 2014-1A, Class A1 3.190%, 07/17/29[1]	550,000	549,279
Global SC Finance IV, Ltd. Series 2018-1A, Class A 4.290%, 05/17/38[1]	388,250	393,075
Halcyon Loan Advisors Funding, Ltd. Series 2013-2A, Class C (3 month LIBOR + 2.700%), 3.387%, 08/01/25[1,4]	250,000	245,273
Highbridge Loan Management, Ltd. Series 4A-2014, Class A2R (3 month LIBOR + 1.500%), 1.747%, 01/28/30[1,4]	1,000,000	968,750
Horizon Aircraft Finance III, Ltd. Series 2019-2, Class A 3.425%, 11/15/39[1]	970,238	854,929
Invitation Homes Trust
Series 2018-SFR1, Class C (1 month LIBOR + 1.250%), 1.431%, 03/17/37[1,4]	1,745,000	1,738,624
Series 2018-SFR1, Class D (1 month LIBOR + 1.450%), 1.631%, 03/17/37[1,4]	1,150,000	1,142,289

JOL Air, Ltd. Series 2019-1, Class A 3.967%, 04/15/44[1]	902,237	801,606
LCM XIV, L.P. Series 14A, Class DR (3 month LIBOR + 2.750%), 3.022%, 07/20/31[1,4]	500,000	423,705
LCM XVIII L.P. Series 19A, Class D (3 month LIBOR + 3.450%), 3.725%, 07/15/27[1,4]	1,000,000	937,599
MACH 1 Cayman, Ltd. Series 2019-1, Class A 3.474%, 10/15/39[1]	1,882,813	1,590,965
	Principal Amount	Value

Madison Park Funding XIV, Ltd. Series 2014-14A, Class DRR (3 month LIBOR + 2.950%), 3.208%, 10/22/30[1,4]	$500,000	$463,056
Madison Park Funding XV, Ltd. Series 2014-15A, Class CR (3 month LIBOR + 3.450%), 3.695%, 01/27/26[1,4]	500,000	494,663
Magnetite XXII, Ltd. Series 2019-22A, Class D (3 month LIBOR + 3.650%), 3.925%, 04/15/31[1,4]	750,000	729,789
Mosaic Solar Loan Trust Series 2018-1A, Class A 4.010%, 06/22/43[1]	933,032	951,365
Mosaic Solar Loans LLC Series 2017-1A, Class A 4.450%, 06/20/42[1]	412,121	430,827
Myers Park CLO, Ltd. Series 2018-1A, Class D (3 month LIBOR + 3.050%), 3.322%, 10/20/30[1,4]	1,000,000	939,364
Neuberger Berman Loan Advisers CLO, 27 Ltd. Series 2018-27A, Class D (3 month LIBOR + 2.600%), 2.875%, 01/15/30[1,4]	500,000	457,795
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 2.950%), 3.225%, 07/15/30[1,4]	500,000	455,528
Octagon Investment Partners XV, Ltd. Series 2013-1A, Class DR (3 month LIBOR + 3.700%), 3.972%, 07/19/30[1,4]	1,000,000	944,178
Octagon Investment Partners XVI, Ltd. Series 2013-1A, Class DR (3 month LIBOR + 3.000%), 3.273%, 07/17/30[1,4]	500,000	454,353
Octagon Investment Partners XXI, Ltd. Series 2014-1A, Class CRR (3 month LIBOR + 3.950%), 4.374%, 02/14/31[1,4]	500,000	488,349
Octagon Investment Partners XXII, Ltd. Series 2014-1A, Class ERR (3 month LIBOR + 5.450%), 5.708%, 01/22/30[1,4]	500,000	408,897
Octagon Investment Partners XXX, Ltd.
Series 2017-1A, Class C (3 month LIBOR + 3.500%), 3.772%, 03/17/30[1,4]	500,000	479,463
Series 2017-1A, Class D (3 month LIBOR + 6.200%), 6.472%, 03/17/30[1,4]	250,000	219,288

OHA Credit Funding 1, Ltd. Series 2018-1A, Class D (3 month LIBOR + 3.050%), 3.322%, 10/20/30[1,4]	500,000	468,703
OHA Credit Funding 5, Ltd. Series 2020-5A, Class E (3 month LIBOR + 6.250%), 7.556%, 04/18/33[1,4]	500,000	443,170
Pretium Mortgage Credit Partners I LLC Series 2020-NPL1, Class A2 3.967%, 05/27/59[1,4,11]	2,600,000	2,452,264

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities - 9.8% (continued)

Primose Funding LLC Series 2019-1A, 4.475%, 07/30/49[1]	$992,500	$1,034,934
Sprite 2017-1, Ltd. Series 2017-1, Class A 4.250%, 12/15/37[1]	324,892	288,254
Stack Infrastructure Issuer LLC Series 2019-1A, Class A2 4.540%, 02/25/44[1]	739,375	777,254
START Ireland Series 2019-1, Class A 4.089%, 03/15/44[1]	329,827	293,929
TAL Advantage VI LLC Series 2017-1A, Class A 4.500%, 04/20/42[1]	669,519	680,648
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A 3.960%, 04/20/44[1]	675,000	690,294
Trinity Rail Leasing 2010 LLC Series 2010-1A, Class A 5.194%, 10/16/40[1]	873,930	927,127
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/43[1]	383,333	384,710
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/43[1]	683,083	709,451
VB-S1 Issuer LLC
Series 2018-1A, Class D 4.122%, 02/15/48[1]	1,500,000	1,534,358
Series 2020-1A, Class C2 3.031%, 06/15/50[1]	500,000	517,747

VERDE CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%), 4.075%, 04/15/32[1,4]	500,000	494,507
Voya CLO, Ltd. Series 2015-2A, Class DR (3 month LIBOR + 2.950%), 3.206%, 07/23/27[1,4]	500,000	463,921
WAVE LLC Series 2019-1, Class A 3.597%, 09/15/44[1]	1,428,417	1,322,481
Westcott Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.250%), 3.522%, 07/20/28[1,4]	1,000,000	972,398

Total Asset-Backed Securities (Cost $52,226,639)		49,560,468
Mortgage-Backed Securities - 16.4%
Ajax Mortgage Loan Trust Series 2019-C, Class A 3.950%, 10/25/58[1,4]	2,675,368	2,687,927
	Principal Amount	Value

Alternative Loan Trust
Series 2007-18CB, Class 2A17 6.000%, 08/25/37	$36,829	$31,863
Series 2007-23CB, Class A3 (1 month LIBOR + 0.500%), 0.672%, 09/25/37[4]	164,730	65,240
Series 2007-23CB, Class A4 (6.500% minus 1 month LIBOR, Cap 6.500%, Floor 0.000%), 6.328%, 09/25/37[4,12]	157,290	54,627
Series 2007-J2, Class 2A1 6.000%, 07/25/37	131,355	132,699

Banc of America Funding Trust Series 2006-B, Class 7A1 3.563%, 03/20/36[4]	194,856	175,038
Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37[4,11]	86,888	90,532
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%), 1.375%, 08/15/36[1,4]	132,000	124,107
Series 2017-DELC, Class D (1 month LIBOR + 1.700%), 1.875%, 08/15/36[1,4]	150,000	137,745
Series 2017-DELC, Class E (1 month LIBOR + 2.500%), 2.675%, 08/15/36[1,4]	302,000	274,964
Series 2017-DELC, Class F (1 month LIBOR + 3.500%), 3.675%, 08/15/36[1,4]	301,000	271,595

Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	53,160	52,928
BFLD Series 2019-DPLO, Class E (1 month LIBOR + 2.240%), 2.415%, 10/15/34[1,4]	866,000	772,242
BHMS Series 2018-ATLS, Class C (1 month LIBOR + 1.900%), 2.075%, 07/15/35[1,4]	115,000	105,095
BX Trust Series 2019-OC11, Class E 4.075%, 12/09/41[1,4]	709,000	651,022
CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA 1.009%, 01/10/48[4,12]	8,733,630	400,909
Citicorp Mortgage Securities Trust Series Series 2007-2, Class 3A1 5.500%, 02/25/37	65	65
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class XA 1.761%, 09/10/45[1,4,12]	595,910	17,162
Series 2014-GC25, Class XA 0.991%, 10/10/47[4,12]	4,572,027	157,783
Series 2015-GC27, Class D 4.422%, 02/10/48[1,4]	197,700	138,098

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 16.4% (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class C 4.056%, 06/10/48[4]	$780,000	$753,589
Series 2015-GC35, Class XA 0.842%, 11/10/48[4,12]	7,178,885	202,554
Series 2016-GC36, Class B 4.755%, 02/10/49[4]	763,000	809,238
Series 2016-GC36, Class XA 1.258%, 02/10/49[4,12]	7,394,214	395,746
Series 2016-P3, Class XA 1.701%, 04/15/49[4,12]	4,970,366	342,026
Series 2016-P4, Class XA 1.967%, 07/10/49[4,12]	5,041,196	412,896
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1A2 3.940%, 03/25/36[4]	568,073	534,897
Series 2010-7, Class 11A1 4.957%, 07/25/36[1,4]	195,614	196,493
COMM Mortgage Trust
Series 2016-DC2, Class XA 0.993%, 02/10/49[4,12]	6,477,466	274,110
Series 2016-GCT, Class E 3.461%, 08/10/29[1,4]	780,000	769,160
Series 2016-GCT, Class F 3.461%, 08/10/29[1,4]	795,000	779,409
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA 1.852%, 10/15/45[4,12]	1,437,847	44,153
Series 2013-CR10, Class XA 0.660%, 08/10/46[4,12]	16,123,619	281,664
Series 2015-CR26, Class B 4.481%, 10/10/48[4]	600,000	644,756
Series 2015-CR26, Class XA 0.933%, 10/10/48[4,12]	7,573,928	295,449
Series 2015-LC23, Class C 4.645%, 10/10/48[4]	585,000	582,694
Series 2016-CR28, Class C 4.646%, 02/10/49[4]	726,000	737,434

Commercial Mortgage Trust Series 2018-HCLV, Class C (1 month LIBOR + 1.700%), 1.875%, 09/15/33[1,4]	600,000	568,595
CORE Mortgage Trust
Series 2019-CORE, Class E (1 month LIBOR + 1.900%), 2.075%, 12/15/31[1,4]	775,000	740,545
Series 2019-CORE, Class F (1 month LIBOR + 2.350%), 2.525%, 12/15/31[1,4]	775,000	740,451
Countrywide Alternative Loan Trust
Series 2005-86CB, Class A5 5.500%, 02/25/36	621,746	520,527
Series 2006-J1, Class 2A1 7.000%, 02/25/36	435,746	100,332
	Principal Amount	Value

Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-HYB8, Class 4A1 3.622%, 12/20/35[4]	$266,710	$249,535
Series 2007-14, Class A15 6.500%, 09/25/37	752,346	634,018
Series 2007-2, Class A13 6.000%, 03/25/37	294,318	232,504
Series 2007-7, Class A4 5.750%, 06/25/37	48,556	37,749

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class 5A9 5.500%, 10/25/35	820,944	687,145
Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	493,764	417,855
Credit-Based Asset Servicing and Securitization LLC Series 2007-MX1, Class A4 6.231%, 12/25/36[1,4,11]	100,000	104,754
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 1.897%, 01/15/49[4,12]	5,258,711	404,084
Series 2018-C14, Class C 4.891%, 11/15/51[4]	880,000	956,818
CSMC Trust
Series 2013-IVR4, Class A2 3.000%, 07/25/43[1,4]	1,950,602	2,002,395
Series 2017-CHOP, Class D (1 month LIBOR + 1.900%), 2.075%, 07/15/32[1,4]	261,000	217,360
Series 2017-CHOP, Class E (1 month LIBOR + 3.300%), 3.475%, 07/15/32[1,4]	230,000	178,760
DBJPM
Series 2016-C1, Class C 3.347%, 05/10/49[4]	534,000	481,383
Series 2016-C1, Class XA 1.445%, 05/10/49[4,12]	7,404,254	450,554

Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, (1 month LIBOR + 0.250%), 0.422%, 07/25/47[4]	3,001,316	2,569,600
First Horizon Alternative Mortgage Securities Trust Series 2006-AA7, Class A1 3.226%, 01/25/37[4]	1,349,316	1,166,073
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class E 3.963%, 12/10/36[1,4]	472,000	425,865
Series 2019-FBLU, Class F 3.963%, 12/10/36[1,4]	472,000	415,457

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 16.4% (continued)
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class G 3.963%, 12/10/36[1,4]	$424,000	$365,539

FREMF Mortgage Trust Series 2016-KF22, Class B (1 month LIBOR + 5.050%), 5.212%, 07/25/23[1,4]	94,301	99,937
Great Wolf Trust Series 2019-WOLF, Class F (1 month LIBOR + 3.131%), 3.306%, 12/15/36[1,4]	717,000	634,336
GS Mortgage Securities Trust
Series 2014-GC26, Class C 4.511%, 11/10/47[4]	391,000	338,830
Series 2014-GC26, Class D 4.511%, 11/10/47[1,4]	1,301,000	880,688
Series 2015-GC34, Class XA 1.249%, 10/10/48[4,12]	5,989,920	301,027
Series 2015-GS1, Class XA 0.772%, 11/10/48[4,12]	10,341,013	365,443
Series 2016-GS2, Class XA 1.646%, 05/10/49[4,12]	7,218,748	451,998

GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36[4]	757,000	70,303
GSCG Trust
Series 2019-600C, Class D 3.764%, 09/06/34[1]	862,000	824,416
Series 2019-600C, Class E 3.985%, 09/06/34[1,4]	862,000	808,420
GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17 5.750%, 02/25/36	1,728,002	1,720,459
Series 2006-AR1, Class 3A1 3.974%, 01/25/36[4]	137,545	133,002

Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.967%, 06/25/24[1,4,11]	5,900,000	5,901,082
HPLY Trust Series 2019-HIT, Class F (1 month LIBOR + 3.150%), 3.325%, 11/15/36[1,4]	662,231	570,321
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-A2, Class 2A1 3.607%, 04/25/36[4]	1,003,122	972,514
Series 2006-LDP8, Class X 0.288%, 05/15/45[4,12]	17,031	0
Series 2011-C4, Class XA 1.140%, 07/15/46[1,4,12]	76,565	402
Series 2012-C8, Class XA 1.765%, 10/15/45[4,12]	1,298,259	39,553
Series 2012-CBX, Class XA 1.473%, 06/15/45[4,12]	517,761	6,911
Series 2015-JP1, Class XA 1.073%, 01/15/49[4,12]	7,904,473	249,853
	Principal Amount	Value

JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class B 3.459%, 08/15/49	$320,000	$318,979
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class XA 0.827%, 02/15/47[4,12]	4,398,399	102,574
Series 2014-C23, Class C 4.472%, 09/15/47[4]	330,824	329,213
Series 2014-C25, Class C 4.445%, 11/15/47[4]	450,000	423,157
Series 2014-C25, Class XA 0.850%, 11/15/47[4,12]	5,365,706	159,318
Series 2014-C26, Class XA 0.967%, 01/15/48[4,12]	3,877,789	133,552
Series 2015-C27, Class D 3.807%, 02/15/48[1,4]	263,000	212,122
Series 2015-C28, Class XA 0.973%, 10/15/48[4,12]	6,015,571	213,492
Series 2015-C33, Class C 4.612%, 12/15/48[4]	670,000	702,804
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class XA 1.662%, 06/15/49[4,12]	7,499,903	416,311
Series 2020-COR7, Class C 3.727%, 05/13/53[4]	496,000	518,408

Legacy Mortgage Asset Trust Series 2019-GS5, Class A1 3.200%, 05/25/59[1,4,11]	447,804	446,298
Lehman XS Trust Series 2007-12N, Class 1A3A (1 month LIBOR + 0.200%), 0.372%, 07/25/47[4]	4,701,071	4,365,169
LSTAR Commercial Mortgage Trust Series 2016-4, Class C 4.556%, 03/10/49[1,4]	588,000	494,620
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF1 6.250%, 10/25/36	2,777,242	1,919,793
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA 1.421%, 08/15/45[1,4,12]	623,962	13,167
Series 2014-C14, Class XA 0.984%, 02/15/47[4,12]	3,504,002	74,697
Series 2014-C18, Class C 4.523%, 10/15/47[4]	300,000	292,141
Series 2015-C27, Class C 4.525%, 12/15/47[4]	80,000	78,163
Series 2016-C28, Class XA 1.200%, 01/15/49[4,12]	7,334,490	349,782
Morgan Stanley Capital I Trust
Series 2011-C1, Class XA 0.468%, 09/15/47[1,4,12]	109,982	1
Series 2016-UB11, Class XA 1.604%, 08/15/49[4,12]	2,693,593	174,131

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 16.4% (continued)
Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2 3.354%, 07/25/35[4]	$289,576	$272,201
Series 2005-9AR, Class 2A 3.632%, 12/25/35[4]	2,782,674	2,592,159
Series 2007-14AR, Class 1A3 4.027%, 10/25/37[4]	683,142	597,951

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35[4]	174,363	108,017
PR Mortgage Loan Trust Series 2014-1, Class APT 5.909%, 10/25/49[1,4]	1,674,763	1,646,609
Prime Mortgage Trust Series 2006-1, Class 2A9 6.250%, 06/25/36	3,302,340	3,300,293
PRPM LLC Series 2019-3A, Class A1 3.351%, 07/25/24[1,4,11]	2,212,094	2,202,455
RALI Trust
Series 2005-QA10, Class A31 4.474%, 09/25/35[4]	642,692	540,305
Series 2006-QO10, Class A1 (1 month LIBOR + 0.160%), 0.332%, 01/25/37[4]	4,249,554	3,958,038
Series 2006-QS7, Class A2 6.000%, 06/25/36	2,002,573	1,837,287
Residential Asset Securitization Trust
Series 2006-A6, Class 1A1 6.500%, 07/25/36	179,312	72,756
Series 2007-A1, Class A8 6.000%, 03/25/37	337,542	197,487

Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43[4]	815,381	831,688
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 3.676%, 02/25/36[4]	100,284	94,414
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.702%, 02/15/51[4]	917,000	879,711
Series 2019-C16, Class B 4.320%, 04/15/52[4]	769,000	842,235
Series 2019-C18, Class B 3.681%, 12/15/52	717,000	769,822

UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 1.816%, 08/10/49[1,4,12]	1,317,976	39,940
Washington Mutual Mortgage Pass Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	837,145	843,158
	Principal Amount	Value

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-6, Class 3CB 5.500%, 08/25/35	$2,306,081	$2,314,756
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D 3.938%, 08/15/50[1]	218,000	131,228
Series 2015-C28, Class C 4.102%, 05/15/48[4]	400,000	381,422
Series 2015-C31, Class XA 0.989%, 11/15/48[4,12]	7,843,688	336,381
Series 2015-NXS1, Class XA 1.113%, 05/15/48[4,12]	3,383,442	135,188
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	492,546
Series 2016-C33, Class XA 1.704%, 03/15/59[4,12]	4,807,512	301,108
Series 2016-NXS6, Class XA 1.621%, 11/15/49[4,12]	6,090,694	380,815
Series 2019-C50, Class B 4.192%, 05/15/52	637,000	678,412
Series 2019-C50, Class C 4.345%, 05/15/52	637,000	607,771
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class XA 1.800%, 08/15/45[1,4,12]	631,632	16,179
Series 2012-C9, Class XA 1.886%, 11/15/45[1,4,12]	949,155	30,625
Series 2014-C21, Class XA 1.034%, 08/15/47[4,12]	4,992,461	161,249

Total Mortgage-Backed Securities (Cost $85,034,085)		82,767,400
Municipal Bonds - 0.2%
California State General Obligation, School Improvements 7.550%, 04/01/39	305,000	555,152
Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	220,000	249,383

Total Municipal Bonds (Cost $674,905)		804,535
U.S. Government and Agency Obligations - 34.9%
Fannie Mae - 8.2%
FNMA,
2.140%, 10/01/29	7,000,000	7,597,672
2.260%, 01/01/30	3,200,000	3,514,835
2.500%, 12/01/39	10,356,706	10,884,726
3.000%, 03/01/45	2,029,719	2,164,838
3.500%, 12/01/31 to 01/01/32	502,115	542,567
4.000%, 09/01/31 to 06/01/42	210,967	223,912
4.500%, 03/01/42	77,213	81,763
FNMA REMICS,
Series 2007-57, Class SX (6.620% minus 1 month LIBOR, Cap 6.620%, Floor 0.000%), 6.448%, 10/25/36[4,12]	86,463	18,138

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Fannie Mae - 8.2% (continued)
FNMA REMICS,
Series 2009-86, Class CI (5.800% minus 1 month LIBOR, Cap 5.800%, Floor 0.000%), 5.628%, 09/25/36[4,12]	$115,377	$16,497
Series 2010-156, Class ZC 4.000%, 01/25/41	386,967	461,016
Series 2011-121, Class JP 4.500%, 12/25/41	91,564	98,794
Series 2011-18, Class UZ 4.000%, 03/25/41	295,216	315,155
Series 2012-105, Class Z 3.500%, 10/25/42	1,314,909	1,492,878
Series 2012-127, Class PA 2.750%, 11/25/42	1,179,009	1,258,278
Series 2012-20, Class ZT 3.500%, 03/25/42	4,831,229	5,328,827
Series 2012-31, Class Z 4.000%, 04/25/42	2,071,067	2,290,485
Series 2015-9, Class HA 3.000%, 01/25/45	3,168,522	3,401,904
Series 2015-95, Class AP 3.000%, 08/25/42	1,636,164	1,685,862

Total Fannie Mae		41,378,147
Freddie Mac - 9.0%
FHLMC,
2.000%, 08/01/50	5,000,000	5,191,501
3.000%, 04/01/47	2,422,886	2,566,725
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	4,874,708	5,197,649
3.500%, 10/01/42	425,077	443,990
4.000%, 10/01/41	79,378	84,066
5.000%, 07/01/35	14,155	16,256

FHLMC Pool, 3.000%, 11/01/39	3,213,897	3,404,335
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	188,370	216,092
Series 3301, Class MS (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 5.925%, 04/15/37[4,12]	60,147	12,505
Series 3382, Class SB (6.000% minus 1 month LIBOR, Cap 6.000%, Floor 0.000%), 5.825%, 11/15/37[4,12]	11,834	1,942
Series 3384, Class S (6.390% minus 1 month LIBOR, Cap 6.390%, Floor 0.000%), 6.215%, 11/15/37[4,12]	17,091	2,084
Series 3500, Class SA (5.520% minus 1 month LIBOR, Cap 5.520%, Floor 0.000%), 5.345%, 01/15/39[4,12]	52,616	7,448
Series 3626, Class AZ 5.500%, 08/15/36	92,142	107,118
Series 3792, Class SE (9.860% minus 2 times 1 month LIBOR, Cap 9.860%, Floor 0.000%), 9.511%, 01/15/41[4]	903,022	1,316,207
Series 3795, Class VZ 4.000%, 01/15/41	104,448	112,828
	Principal Amount	Value

FHLMC REMICS,
Series 3872, Class BA 4.000%, 06/15/41	$24,088	$26,116
Series 3894, Class ZA 4.500%, 07/15/41	181,765	206,705
Series 3957, Class DZ 3.500%, 11/15/41	319,826	336,359
Series 3957, Class HZ 4.000%, 11/15/41	636,089	704,640
Series 4016, Class KZ 4.000%, 03/15/42	2,510,710	2,904,999
Series 4075, Class S (5.500% minus 1 month LIBOR, Cap 5.500%, Floor 0.000%), 5.325%, 07/15/42[4,12]	2,005,318	340,384
Series 4215, Class KC 2.250%, 03/15/38	442,189	443,404
Series 4316, Class BZ 3.000%, 03/15/44	3,626,889	4,053,403
Series 4323, Class GA 3.000%, 06/15/40	898,832	912,784
Series 4511, Class QA 3.000%, 01/15/41	1,110,380	1,119,741
Series 4750, Class PA 3.000%, 07/15/46	2,932,663	3,042,050
Series 4934, Class P 2.500%, 11/15/40	6,798,215	7,239,398

Seasoned Credit Risk Transfer Trust Series 2018-2, Class HV 3.000%, 11/25/57[4]	4,664,638	5,243,448

Total Freddie Mac		45,254,177
Ginnie Mae - 0.3%
GNMA,
Series 2004-35, Class SA (32.500% minus 6.5 times 1 month LIBOR, Cap 32.500%, Floor 0.000%), 31.286%, 03/20/34[4]	15,078	25,825
Series 2008-69, Class SB (7.630% minus 1 month LIBOR, Cap 7.630%, Floor 0.000%), 7.443%, 08/20/38[4,12]	177,528	40,695
Series 2009-32, Class ZE 4.500%, 05/16/39	186,608	207,627
Series 2009-35, Class DZ 4.500%, 05/20/39	215,852	242,935
Series 2009-75, Class GZ 4.500%, 09/20/39	216,648	240,738
Series 2010-98, Class IA 5.662%, 03/20/39[4,12]	35,587	4,066
Series 2011-89, Class SA (5.450% minus 1 month LIBOR, Cap 5.450%, Floor 0.000%), 5.263%, 06/20/41[4,12]	379,898	64,519
Series 2014-156, Class PS (6.250% minus 1 month LIBOR, Cap 6.250%, Floor 0.000%), 6.063%, 10/20/44[4,12]	1,487,506	274,095
Series 2014-5, Class PS (6.150% minus 1 month LIBOR, Cap 6.150%, Floor 0.000%), 5.963%, 07/20/43[4,12]	1,340,249	203,013

Total Ginnie Mae		1,303,513

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Treasury Obligations - 17.4%
U.S. Treasury Bonds,
1.125%, 05/15/40	$2,250,000	$2,309,941
1.250%, 05/15/50	2,800,000	2,834,344
2.750%, 11/15/42	625,000	832,153
3.125%, 02/15/43	2,810,000	3,957,600
3.625%, 08/15/43	1,980,000	3,001,788
U.S. Treasury Notes,
0.125%, 07/31/22 to 07/15/23	14,580,000	14,582,622
0.250%, 07/31/25	7,950,000	7,963,509
0.375%, 07/31/27	7,010,000	7,001,785
0.625%, 05/15/30	4,550,000	4,587,591
2.250%, 10/31/24 to 11/15/27	12,925,000	14,361,945
1.625%, 10/31/26	3,790,000	4,091,868
1.750%, 11/30/21	5,830,000	5,956,506
2.125%, 09/30/24	3,920,000	4,236,892
2.625%, 01/31/26	1,260,000	1,421,880
2.750%, 02/28/25 to 11/15/47	4,960,000	6,188,591
3.000%, 09/30/25	3,790,000	4,326,744

Total U.S. Treasury Obligations		87,655,759

Total U.S. Government and Agency Obligations (Cost $165,391,982)		175,591,596
Foreign Government Obligations - 1.3%
Abu Dhabi Government International Bond (United Arab Emirates)
2.500%, 04/16/25[1]	200,000	214,000
3.125%, 04/16/30[1]	300,000	339,369

Indonesia Government International Bond (Indonesia) 3.375%, 04/15/23[2]	200,000	210,833
Korea Electric Power Corp. (South Korea) 1.125%, 06/15/25[1]	300,000	302,924
Mexico Government International Bond (Mexico)
3.750%, 01/11/28	560,000	601,908
4.150%, 03/28/27	206,000	226,986

Perusahaan Penerbit SBSN Indonesia III (Indonesia) 4.150%, 03/29/27	500,000	560,000
Peruvian Government International Bond (Peru)
2.392%, 01/23/26	300,000	319,500
2.783%, 01/23/31	500,000	557,750

Philippine Government International Bond (Philippines) 2.457%, 05/05/30	300,000	330,077
Qatar Government International Bond (Qatar)
3.375%, 03/14/24	700,000	760,924
3.875%, 04/23/23	300,000	324,505
Saudi Government International Bond (Saudi Arabia)
2.375%, 10/26/21	600,000	611,745
2.875%, 03/04/23	400,000	419,647
2.900%, 10/22/25[1]	650,000	697,209

Total Foreign Government Obligations (Cost $6,125,671)		6,477,377
	Principal Amount	Value

Floating Rate Senior Loan Interests - 2.9%
Financials - 0.3%
Acrisure LLC, Term Loan B 2020, (3 month LIBOR +3.500%), 3.661%, 02/15/27[4]	$170,952	$165,225
AssuredPartners, Inc., 2020 February Refinancing Term Loan, (1 month LIBOR +3.500%), 3.661%, 02/13/27[4]	244,412	237,894
Asurion LLC Replacement B-6 Term Loan, (1 month LIBOR +3.000%), 3.161%, 11/03/23[4,13]	288,606	285,071
Asurion LLC, Second Lien Replacement B-2 Term Loan, (1 month LIBOR +6.500%), 6.661%, 08/04/25[4]	75,152	75,880
Blackhawk Network Holdings, Inc., First Lien Term Loan, (1 month LIBOR +3.000%), 3.161%, 06/15/25[4]	146,495	137,119
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, (3 month LIBOR +3.750%), 4.750%, 04/09/27[4]	160,000	158,017
The Edelman Financial Center LLC, (1 month LIBOR +3.000%), 3.172%, 07/19/25[4]	93,686	90,717
RPI 2019 Intermediate Finance Trust, Term B-1 Term Loan, (1 month LIBOR + 1.750%), 1.911%, 02/11/27[4]	74,625	73,871
RPI Intermediate Finance Trust, Term B-1 Term Loan, (1 month LIBOR + 1.750%), 1.911%, 02/11/27[4]	61,972	60,991
Sedgwick Claims Management Services, Inc., 2019 New Term Loans, (3 month LIBOR + 3.500%), 4.161%, 09/03/26[4]	143,550	140,544
TKC Holdings, Inc., Initial Term Loan (First Lien), (3 month LIBOR + 3.500%), 4.750%, 02/01/23[4]	179,386	168,548

Total Financials		1,593,877
Industrials - 2.6%
Access CIG LLC, First Lien Term B Loan, (1 month LIBOR +3.750%), 3.911%, 02/27/25[4]	59,543	57,590
Air Medical Group Holdings, Inc., 2018 Term Loan, (1 month LIBOR +3.250%), 4.250%, 04/28/22[4]	89,541	88,406
Air Methods Corp., First Lien Loan, (3 month LIBOR +3.500%), 4.500%, 04/22/24[4]	84,564	68,210
Aldevron LLC, First Lien Initial Term Loan, (3 month LIBOR +4.250%), 5.250%, 10/11/26[4,13]	154,637	154,734
AlixPartners LLP, 2017 Refinancing Term Loan, (1 month LIBOR +2.500%), 2.661%, 04/04/24[4]	341,956	335,288
Alterra Mountain Co., Initial Term Loan, (1 month LIBOR +2.750%), 2.911%, 07/31/24[4]	171,927	165,780
American Tire Distributors, Inc., Initial Term Loan, (1 month LIBOR +7.500%), 8.500%, 09/01/24[4]	39,699	31,759
ASHCO LLC, Initial Term Loan, (3 month LIBOR +5.000%), 6.072%, 09/25/24[4]	79,795	79,627

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Industrials - 2.6% (continued)
Auris Luxembourg III SARL, Facility B2 Loan , (1 month LIBOR +3.750%), 3.911%, 02/21/26[4]	$83,091	$76,790
Avaya, Inc., Tranche B Term Loan, (1 month LIBOR +4.250%), 4.425%, 12/15/24[4]	105,000	99,713
Bausch Health Companies, Inc., First Incremental Term Loan, (1 month LIBOR +2.750%), 2.926%, 11/27/25[4]	128,000	125,728
Bioscrip, Inc., First Lien Term B Loan, (1 month LIBOR +4.500%), 4.661%, 08/06/26[4,13]	179,250	178,839
Blackstone CQP Holdco LP, Initial Term Loan, (1 month LIBOR +3.500%), 3.806%, 09/30/24[4]	113,676	110,976
Brand Industrial Services, Inc., Initial Term Loan, (3 month LIBOR +4.250%), 5.250%, 06/21/24[4]	79,692	73,147
Buckeye Partners LP, Term Loan, (3 month LIBOR +2.750%), 2.921%, 11/01/26[4]	99,750	97,797
Caesars Resort Collection LLC, Term B Loan, (1 month LIBOR +2.750%), 2.911%, 12/22/24[4]	233,206	215,216
Caesars Resort Collection LLC, Term B-1 Loan, (1 month LIBOR +4.500%), 4.720%, 07/20/25[4]	75,000	72,531
Castle US Holding Corp., Term Loan, (1 month LIBOR +3.750%), 4.058%, 01/31/27[4]	244,490	230,431
Cengage Learning, Inc., Term B Loan, (1 month LIBOR +4.250%), 5.250%, 06/07/23[4]	114,237	93,865
CenturyLink, Inc., Term B Loan, (1 month LIBOR +2.250%), 2.411%, 03/15/27[4]	344,135	332,616
Charter NEX US, Inc., Incremental Term Loan, (1 month LIBOR +3.250%), 3.411%, 05/16/24[4]	68,830	67,609
CHG Healthcare Services, Inc., New Term Loan, (1 month LIBOR +3.000%), 4.072%, 06/07/23[4]	74,015	73,083
Clear Channel Outdoor Holdings, Inc., Term B Loan, (2 month LIBOR +3.500%), 3.760%, 08/21/26[4]	14,888	13,381
ClubCorp Holdings Inc., Term B Loan (First Lien), (3 month LIBOR +2.750%), 3.058%, 09/18/24[4]	54,719	47,345
Compass Power Generation LLC, Tranche B-1 Term Loan, (1 month LIBOR +3.500%), 4.500%, 12/20/24[4]	83,986	81,046
Cornerstone OnDemand, Inc., Term Loan, (1 month LIBOR +4.250%), 4.426%, 04/22/27[4]	135,000	134,241
CSC Holdings LLC, September 2019 Term Loan, (1 month LIBOR +2.500%), 2.675%, 04/15/27[4]	193,540	188,379
Cvent, Inc., First Lien Term Loan, (1 month LIBOR +3.750%), 3.911%, 11/30/24[4]	144,922	124,331
Diamond (BC) B.V., Initial USD Term Loan, (1 month LIBOR +3.000%), 3.161%, 09/06/24[4]	114,274	108,160
Envision Healthcare Corp., Initial Term Loan, (3 month LIBOR +3.750%), 3.911%, 10/10/25[4]	69,646	46,663
	Principal Amount	Value

Equinox Holdings, Inc., Incremental Term B-1 Loan (First Lien), (1 month LIBOR +3.000%), 4.072%, 03/08/24[4]	$56,057	$42,689
Filtration Group Corporation, Initial Dollar Term Loan, (1 month LIBOR +3.000%), 3.161%, 03/29/25[4]	282,068	276,646
Finastra USA Inc., Dollar Term Loan (Second Lien), (1 month LIBOR +7.250%), 8.250%, 06/13/25[4]	30,000	27,546
Finastra USA, Inc., First Lien Dollar Term Loan, (1 month LIBOR +3.500%), 4.500%, 06/13/24[4]	216,771	201,281
Flex Acquisition Co., Inc., Incremental B-2018 Term Loan, (1 month LIBOR +3.250%), 3.546%, 06/29/25[4,13]	10,000	9,548
Flex Acquisition Co., Inc., Initial Term Loan, (3 month LIBOR + 3.000%), 4.000%, 12/29/23[4]	110,000	106,700
Froneri U.S., Inc., First Lien Term B Loan, (3 month LIBOR +2.250%), 2.411%, 01/31/27[4]	360,000	346,590
Genesee & Wyoming, Inc., Initial Term Loan, (3 month LIBOR +2.000%), 2.308%, 12/30/26[4]	104,737	102,986
Gentiva Health Services Inc., New Term Loan B, (1 month LIBOR +3.250%), 3.438%, 07/02/25[4]	274,094	270,839
Getty Images Inc., Initial Dollar Term Loan, (3 month LIBOR +4.500%), 4.688%, 02/19/26[4]	49,213	44,661
GOBP Holdings Inc., First Lien Term Loan, (1 month LIBOR +2.750%), 3.744%, 10/22/25[4]	117,427	115,592
Golden Nugget, Inc., B Term Loan, (1 month LIBOR +2.500%), 3.250%, 10/04/23[4]	325,217	273,995
GrafTech Finance Inc., Initial Term Loan, (3 month LIBOR +3.500%), 4.500%, 02/12/25[4]	64,615	63,081
Graham Packaging Co., Inc., (3 month LIBOR +3.750%), 4.500%, 07/28/27[4,13]	100,000	99,863
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, (1 month LIBOR +3.250%), 3.411%, 12/01/23[4]	234,362	231,286
H-Food Holdings LLC, Initial Term Loan, (1 month LIBOR +3.688%), 3.849%, 05/31/25[4]	74,531	72,179
Hyland Software, Inc., 2018 Refinancing Term Loan, (1 month LIBOR +3.250%), 4.000%, 07/01/24[4]	234,853	231,217
Illuminate Buyer LLC, Term B Loan, (1 month LIBOR +4.000%), 4.308%, 06/30/27[4]	110,000	109,038
Intelsat Jackson Holdings, S.A., Tranche B-3 Term Loan, (3 month LIBOR +5.750%), 8.000%, 11/27/23[4]	235,000	237,056
Ion Trading Finance Ltd., Initial Dollar Term Loan, (2 month LIBOR +4.000%), 5.072%, 11/21/24[4]	29,768	28,829
IRB Holding Corp., Term B Loan, (1 month LIBOR +2.750%), 3.750%, 02/05/25[4]	198,754	186,971

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Industrials - 2.6% (continued)
Kestrel Bidco Inc., Initial Term Loan, (3 month LIBOR +3.000%), 4.000%, 12/11/26[4]	$89,450	$66,137
Kloeckner Pentaplast of America, Inc., Dollar Term Loan, (1 month LIBOR +4.250%), 5.250%, 06/30/22[4,13]	14,808	14,142
Kronos Acquisition Holdings, Inc., Term B-3 Loan, (3 month LIBOR +4.000%), 5.000%, 05/15/23[4]	75,000	74,196
Life Time, Inc., New 2017 Refinancing Term Loan, (3 month LIBOR +2.750%), 3.750%, 06/15/22[4]	71,600	65,077
LifePoint Health, Inc., First Lien Term B Loan, (1 month LIBOR +3.750%), 3.911%, 11/16/25[4]	175,000	171,187
Lower Cadence Holdings LLC, Intial Term Loan, (1 month LIBOR +4.000%), 4.178%, 05/22/26[4]	138,030	122,433
Mavis Tire Express Services Corp., Closing Date Term Loan (First Lien), (3 month LIBOR +3.250%), 3.558%, 03/20/25[4]	99,365	92,410
Messer Industries USA, Inc., Initial Term B-1 Loan, (3 month LIBOR +2.500%), 2.808%, 03/01/26[4]	29,054	28,594
Mister Car Wash Holdings, Inc., First Lien Initial Term Loan, (1 month LIBOR + 3.250%), 4.375%, 05/14/26[4]	79,523	72,465
Mitchell International, Inc. Initial Term Loan (First Lien), (1 month LIBOR +3.250%), 3.411%, 12/01/24[4]	218,691	208,197
MLN US HoldCo LLC, Term B Loan (First Lien), (1 month LIBOR +4.500%), 4.666%, 11/30/25[4]	35,612	29,700
Nexstar Broadcasting, Inc., Term B-4 Loan, (1 month LIBOR +2.750%), 2.921%, 09/19/26[4]	273,778	267,219
Numericable U.S. LLC, USD TLB-13 Incremental Term Loan, (1 month LIBOR +4.000%), 4.175%, 08/14/26[4]	149,241	146,616
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan , (1 month LIBOR +3.500%), 3.667%, 04/30/26[4]	57,135	55,949
Parexel International Corp., Initial Term Loan, (1 month LIBOR +2.750%), 2.911%, 09/27/24[4]	150,000	144,422
Peak 10 Holding Corp., Initial Term Loan (First Lien), (3 month LIBOR +3.500%), 3.808%, 08/01/24[4]	44,770	36,674
PetSmart, Inc., Tranche B-2 Loan, (3 month LIBOR +4.000%), 5.000%, 03/11/22[4]	282,396	281,936
Ply Gem Midco, Inc., Initial Term Loan, (1 month LIBOR +3.750%), 3.928%, 04/12/25[4]	70,622	69,533
Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), 2019 Refinancing Term B-1 Loan, (1 month LIBOR +3.250%), 4.250%, 09/23/26[4]	99,499	97,986
	Principal Amount	Value

Project Alpha Intermediate Holding, Inc., Term Loan, (3 month LIBOR + 3.500%), 4.500%, 04/26/24[4]	$148,849	$144,880
Radiate Holdco LLC, Closing Date Term Loan, (1 month LIBOR +3.000%), 3.750%, 02/01/24[4]	149,230	146,764
Radiology Partners, Inc., Replacement Term B Loan, (3 month LIBOR +4.250%), 5.670%, 07/09/25[4]	127,547	121,233
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), (3 month LIBOR + 3.500%), 5.500%, 11/01/24[4]	62,879	50,539
Select Medical Corp., Tranche B Term Loan, (1 month LIBOR + 2.500%), 2.680%, 03/06/25[4]	175,000	170,552
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, (1 month LIBOR + 2.750%), 2.911%, 02/05/24[4]	238,776	235,671
Solenis International LP, First Lien Initial Dollar Term Loan, (3 month LIBOR + 3.500%), 4.363%, 06/26/25[4]	109,442	106,788
Sophia LP, Term B Loan, (3 month LIBOR + 3.500%), 4.250%, 09/30/22[4]	271,590	270,486
Starfruit Finco BV, Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 3.178%, 10/01/25[4]	99,612	97,059
Surf Holdings LLC, Senior Secured First Lien Dollar Tranche Term Loan, (1 month LIBOR + 3.500%), 3.827%, 03/05/27[4]	200,000	195,750
Tapstone Energy Holdings III Subordinated Term Loan, (1 month LIBOR + 4.000%), 5.000%, 04/17/24[4,10]	1,215	1,215
Team Health Holdings Inc., Initial Term Loan, (3 month LIBOR + 3.500%), 3.750%, 02/06/24[4]	34,820	27,798
Tempo Acquisition LLC, Initial Term Loan, (3 month LIBOR + 3.500%), 2.911%, 05/01/24[4]	237,018	231,907
Terrier Media Buyer, Inc., Term Loan, (1 month LIBOR + 4.250%), 4.411%, 12/17/26[4]	89,550	87,367
TIBCO Software, Inc., Term Loan B-3, (1 month LIBOR + 3.750%), 3.920%, 07/03/26[4]	199,937	193,439
Tiger Merger Sub Co., (1 month LIBOR + 3.500%), 3.667%, 07/01/25[4]	135,000	134,100
Titan Acquisition, Ltd., Initial Term Loan, (3 month LIBOR + 3.500%), 3.361%, 03/28/25[4]	59,474	54,965
T-Mobile USA, Inc., Term Loan, (1 month LIBOR +3.000%), 3.161%, 04/01/27[4]	135,000	135,636
TransDigm, Inc., Term F Loan, (1 month LIBOR + 2.250%), 2.411%, 12/09/25[4]	215,192	201,832
Uber Technologies Inc., First Lien Term Loan, (3 month LIBOR + 3.500%), 5.000%, 04/04/25[4]	174,050	171,781
Ultimate Software Group, Inc., First Lien Initial Term Loan, (1 month LIBOR + 3.750%), 3.911%, 05/03/26[4]	159,146	158,022

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Industrials - 2.6% (continued)
The Ultimate Software Group, Inc., (1 month LIBOR + 4.000%), 4.750%, 05/03/26[4]	$140,000	$140,295
United Natural Foods Inc., Initial Term Loan, (3 month LIBOR + 3.500%), 4.411%, 10/22/25[4]	39,698	38,625
Vertafore, Inc., Initial Term Loan (First Lien), (3 month LIBOR + 3.500%), 3.411%, 07/02/25[4]	267,455	255,141
Vertical US Newco, Inc., (1 month LIBOR + 4.250%), 4.250%, 07/31/27[4,13]	260,000	256,852
VS Buyer LLC, Initial Term Loan, (1 month LIBOR + 3.250%), 3.417%, 03/02/27[4]	199,500	196,757
Web.com Group, Inc., First Lien Initial Term Loan, (3 month LIBOR + 3.500%), 3.926%, 10/11/25[4]	58,105	55,224
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 3.161%, 03/09/27[4]	349,125	340,179

Total Industrials		12,917,604
Utilities - 0.0%#
Calpine Corp., Term Loan (04/19), (1 month LIBOR +2.250%), 2.420%, 04/01/26[4]	183,150	179,487
PG&E Corp., (1 month LIBOR +4.500%), 5.500%, 06/23/25[4]	95,000	94,287

Total Utilities		273,774

Total Floating Rate Senior Loan Interests (Cost $15,174,057)		14,785,255

	Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Frontera Energy Corp. (Colombia)	17,242	36,198
Tapstone Energy[10]	1,579	251
Weatherford International PLC (Switzerland)*	612	1,059

Total Energy		37,508
Investment Companies - 4.9%
DoubleLine Global Bond Fund, Class I14 (Cost $23,657,172)	2,284,287	24,464,714

Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 0.4%[15]
Citigroup Global Markets, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 01/28/21 - 04/01/59, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $924,494 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.500%, 02/20/47 - 07/01/50, totaling $942,977)	$924,487	$924,487

Total Joint Repurchase Agreements		1,924,487
U.S. Government and Agency Obligations - 0.3%
U.S. Treasury Bills, 1.555%, 11/05/20[16]	170,000	169,962
U.S. Treasury Bills, 0.141%, 11/27/20[16]	1,600,000	1,599,549

Total U.S. Government and Agency Obligations		1,769,511

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[17]	3,522,355	3,522,355
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[17]	3,522,355	3,522,355
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[17]	3,629,093	3,629,093

Total Other Investment Companies		10,673,803

Total Short-Term Investments (Cost $14,366,860)		14,367,801
Total Investments - 99.8% (Cost $494,465,473)		502,788,855
Other Assets, less Liabilities - 0.2%		844,118
Net Assets - 100.0%		$503,632,973

*	Non-income producing security.
#	Less than 0.05%.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $121,522,039 or 24.1% of net assets.
[2]	Some of these securities, amounting to $2,304,460 or 0.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Zero Coupon Bond.
[8]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at July 31, 2020, amounted to $277,366, or 0.1% of net assets.
[9]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[10]	Security's value was determined by using significant unobservable inputs.
[11]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[12]	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
[13]	Estimated interest rate based on period end due to security settling after July 31, 2020.
[14]	Affiliated issuer. See summary of affiliated investment transaction for details.
[15]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[16]	Represents yield to maturity at July 31, 2020.
[17]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
GNMA	Ginnie Mae
GSR	Goldman Sachs REMIC
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar
The Fund had the following unfunded floating rate senior loan commitment outstanding as of July 31, 2020, which could be extended at the option of the borrower:
Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Intelsat Jackson Holdings, S.A., SuperPriority Secured DIP Term Loan	$35,095	$35,984	$889
The following schedule shows the value of affiliated investments at July 31, 2020.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
DoubleLine Global Bond Fund, Class I	2,284,287	—	$6,500,000	$ (244,485)	$ 638,447	$ 105,334	$24,464,714

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Energy	$37,257	—	$251	$37,508
Corporate Bonds and Notes
Financials	—	$39,198,894	—	39,198,894
Industrials	—	76,596,761	7,500	76,604,261
Utilities	—	18,129,046	—	18,129,046
Asset-Backed Securities	—	49,560,468	—	49,560,468
Mortgage-Backed Securities	—	82,767,400	—	82,767,400
Municipal Bonds	—	804,535	—	804,535
U.S. Government and Agency Obligations†	—	175,591,596	—	175,591,596
Foreign Government Obligations	—	6,477,377	—	6,477,377
Investment Companies	24,464,714	—	—	24,464,714
Floating Rate Senior Loan Interests
Financials	—	1,593,877	—	1,593,877
Industrials	—	12,916,389	1,215	12,917,604
Utilities	—	273,774	—	273,774
Unfunded Loan Commitment	—	35,984	—	35,984
Short-Term Investments
Joint Repurchase Agreements	—	1,924,487	—	1,924,487
Other Investment Companies	10,673,803	—	—	10,673,803
U.S. Government and Agency Obligations	—	1,769,511	—	1,769,511
Total Investment in Securities	$35,175,774	$467,640,099	$8,966	$502,824,839

†  All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2020:
	Common Stock	Corporate Bonds and Notes	Floating Rate Senior Loan Interests
Balance as of October 31, 2019	—	$7,500	—
Accrued discounts (premiums)	—	—	$24
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	$251	—	$456
Purchases	—	—	—
Sales	—	—	—
Received from corporate actions	0	—	$735
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of July 31, 2020	$251	$7,500	$1,215

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2020	$251	—	$456

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of July 31, 2020. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2020	Valuation Technique(s)	Unobservable Inputs(s)	Range	Average	Impact to Valuation from an Increase in Input(a)
Common Stock	$251	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
Corporate Bonds and Notes	$7,500	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
Floating Rate Senior Rate Interests	$1,215	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,304,460	$1,924,487	$472,474	$2,396,961
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.375%	08/20/20-05/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.